Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2026 (Unaudited)

	Principal Amount	Fair Value
CORPORATE BONDS - 12.71%
Communications - 2.74%

Altice France Holding S.A., 6.875%, 07/15/2032(b)	$1,007,623	$984,453
Clear Channel Outdoor Holdings, 7.500%, 06/01/2029(b)	2,229,000	2,209,058
CSC Holdings LLC, 3.375%, 02/15/2031(b)	559,000	333,661
DISH Network Corp., 11.750%, 11/15/2027(b)	3,401,000	3,520,226
Level 3 Financing Inc., 3.875%, 10/15/2030(b)	3,706,600	3,412,931
Level 3 Financing Inc., 8.500%, 01/15/2036(b)(f)	695,000	712,643
		11,172,972
Consumer Discretionary - 5.37%

1261229 B.C. Ltd., 10.000%, 04/15/2032(b)	3,045,000	3,128,324
Adtalem Global Education, Inc., 5.500%, 03/01/2028(b)	4,195,000	4,192,196
Bath and Body Works Inc., 7.600%, 07/15/2037(b)	2,684,000	2,676,658
Community Health Systems, Inc., 6.875%, 04/15/2029(b)	344,000	316,740
Community Health Systems, Inc., 9.750%, 01/15/2034(b)	3,308,000	3,451,426
RR Donnelley & Sons Co., 10.870%, 08/01/2029(b)	3,126,000	3,214,536
RRD PARENT INC, 12.000%, 02/04/2030(b)	303,000	360,001
Selina Hospitality, 6.000%, 11/01/2029(f)	4,981,328	44,782
Six Flags Entertainment Corporation, 7.250%, 05/15/2031(b)	1,875,000	1,852,365
Staples Inc., 10.750%, 09/01/2029(b)	2,705,000	2,660,270
		21,897,298
Energy - 0.22%

1261229 B.C. Ltd., 10.000%, 04/15/2032(b)	925,000	899,963
		899,963
Financials - 2.85%

Compass Group Diversified Holdings LLC, 5.250%, 04/15/2029(b)	2,524,017	2,355,373
Morgan Stanley, 3.978% (Variable Rate), 04/30/2030(i)	25,000	21,354
Morgan Stanley, 5.304% (Variable Rate), 07/31/2030(i)	80,000	73,515
Morgan Stanley, 4.641% (Variable Rate), 10/30/2030(i)	80,000	69,258
Morgan Stanley, 2.604% (Variable Rate), 09/26/2033(i)	428,000	312,859
Morgan Stanley, 2.652% (Variable Rate), 10/31/2033(i)	266,000	193,148
Morgan Stanley, 2.652% (Variable Rate), 02/28/2034(i)	478,000	350,069
Morgan Stanley, 2.652% (Variable Rate), 03/31/2034(i)	302,000	226,323
Morgan Stanley, 2.652% (Variable Rate), 04/30/2034(i)	66,000	48,387
Morgan Stanley, 2.652% (Variable Rate), 05/30/2034(i)	89,000	60,243
Morgan Stanley, 3.315% (Variable Rate), 06/30/2034(i)	460,000	318,086
Morgan Stanley, 2.652% (Variable Rate), 07/31/2034(i)	25,000	18,699
Morgan Stanley, 3.315% (Variable Rate), 08/29/2034(i)	171,000	126,831
Morgan Stanley, 3.315% (Variable Rate), 09/30/2034(i)	88,000	66,071
Morgan Stanley, 4.641% (Variable Rate), 09/30/2034(i)	231,000	167,449
Morgan Stanley, 3.633% (Variable Rate), 10/08/2034(i)	32,000	23,456
Morgan Stanley, 4.641% (Variable Rate), 10/31/2034(i)	357,000	285,248
Morgan Stanley, 3.315% (Variable Rate), 10/31/2034(i)	284,000	213,510
Morgan Stanley, 4.641% (Variable Rate), 11/28/2034(i)	231,000	177,654
Morgan Stanley, 3.315% (Variable Rate), 11/28/2034(i)	25,000	18,778
Morgan Stanley, 5.304% (Variable Rate), 01/30/2035(i)	69,000	55,037
Morgan Stanley, 3.315% (Variable Rate), 01/30/2035(i)	175,000	128,003
Morgan Stanley, 3.226% (Variable Rate), 02/27/2035(i)	36,000	26,132
Morgan Stanley, 3.978% (Variable Rate), 03/31/2035(i)	641,000	466,715
Morgan Stanley, 6.630% (Variable Rate), 02/29/2036(i)	61,000	48,355
Morgan Stanley, 6.630% (Variable Rate), 04/28/2036(i)	$10,000	$8,277

Quarterly Report | January 31, 2026	1

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2026 (Unaudited)

	Principal Amount	Fair Value
Morgan Stanley, 6.630% (Variable Rate), 06/30/2036(i)	$40,000	$32,738
Morgan Stanley, 9.000% (Variable Rate), 08/31/2036(i)	2,289,000	2,027,903
Morgan Stanley, 9.000% (Variable Rate), 09/30/2036(i)	40,000	34,457
Morgan Stanley, 9.000% (Variable Rate), 11/29/2036(f)(i)	103,000	92,560
Morgan Stanley, 9.000% (Variable Rate), 01/31/2037(f)(i)	224,000	196,100
Morgan Stanley, 9.000% (Variable Rate), 03/31/2037(f)(i)	747,000	641,197
Morgan Stanley, 9.000% (Variable Rate), 04/28/2037(f)(i)	40,000	34,457
Morgan Stanley, 9.000% (Variable Rate), 05/31/2037(f)(i)	25,000	21,879
Morgan Stanley, 9.000% (Variable Rate), 08/31/2037(f)(i)	58,000	49,963
Procap Financial Inc., 0.000%,12/05/2028(b)	2,200,000	2,134,000
UBS Group AG, 5.304% (Variable Rate), 07/31/2030(i)	10,000	8,567
UBS Group AG, 5.304% (Variable Rate), 10/30/2030(i)	420,000	366,050
UBS Group AG, 7.742% (Variable Rate), 01/29/2031(i)	67,000	56,774
UBS Group AG, 9.291% (Variable Rate), 04/29/2031(i)	58,000	51,579
		11,607,054
Health Care - 0.19%

CHS/Community Health Systems Inc., 6.125%, 04/01/2030(b)	933,000	770,588
		770,588
Industrials - 0.61%

LABL Inc., 8.625%, 10/01/2031(b)(f)	5,374,000	2,473,719
		2,473,719
Real Estate - 0.73%

China Evergrande Group, 8.250%, 03/23/2022(a)(e)(f)	7,985,000	111,431
China Evergrande Group, 9.500%, 04/11/2022(a)(e)(f)	3,205,000	45,729
China Evergrande Group, 11.500%, 01/22/2023(a)(e)(f)	6,500,000	91,101
China Evergrande Group, 10.000%, 04/11/2023(a)(e)(f)	11,180,001	157,204
China Evergrande Group, 7.500%, 06/28/2023(a)(e)(f)	16,029,001	225,738
China Evergrande Group, 12.000%, 01/22/2024(a)(e)(f)	8,094,001	114,983
China Evergrande Group, 9.500%, 03/29/2024(a)(e)(f)	13,321,001	190,660
China Evergrande Group, 10.500%, 04/11/2024(a)(e)(f)	17,000,001	241,788
China Evergrande Group, 8.750%, 06/28/2025(a)(e)(f)	127,633,001	1,804,819
		2,983,453

TOTAL CORPORATE BONDS		51,805,047
(Cost $70,891,927)

	Principal Amount	Fair Value
SENIOR LOANS - 9.54%
Communications - 0.51%

Gogo Intermediate Holdings LLC, Initial Term Loan, TSFR6M + 3.750%, 04/30/2028	2,328,254	2,076,220
		2,076,220
Consumer Discretionary - 3.94%

AMC Entertainment, Term Loan, TSFR1M + 9.000%, 01/04/2029	4,134,414	4,115,541
J Crew Group LLC, Initial Term Loan, TSFR3M + 6.000%, 09/26/2031	10,314,184	8,249,181
NPC International, Inc., Second Lien Term Loan, 3M US L + 7.500%, 04/18/2025(j)	605,000	-
Vortex Opco LLC, Term Loan, TSFR3M + 6.250%, 4/30/2030	3,436,000	3,686,828
		16,051,550
Consumer Staples - 0.36%

Moran Foods LLC, First Lien A&R 2023 FLFO PIK Term Loan, TSFR3M + 11.954%, 06/30/2026(i)(j)	581,260	-
Moran Foods LLC, First Lien A&R 2023 FLSO PIK Term Loan, TSFR3M + 11.954%, 06/30/2026(i)	1,071,772	777,035
Moran Foods LLC, First Lien Term Loan, TSFR3M + 7.250%, 06/30/2026	927,417	672,378
		1,449,413

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2026 (Unaudited)

	Principal Amount	Fair Value
Health Care - 3.61%

1261229 B.C. Ltd., Term Loan, SOFR1M + 6.250%, 10/08/2030	$2,076,392	$2,029,673
Canopy Growth Corporation, Term Loan, SOFR1M + 6.25%, 01/31/2031	13,213,166	12,225,733
ModivCare Inc., Term Loan, TSFR3M + 4.750%, 07/01/2031	480,685	461,458
		14,716,864
Industrials - 0.38%

Multi-Color Corp., Term Loan, TSFR1M + 5.000%, 10/29/2028	3,374,694	1,559,834
		1,559,834
Information Technology - 0.73%

X Corp., Term B3 Loan, 9.500%, 10/29/2029	2,869,780	2,975,244
		2,975,244
Materials - 0.01%

CPC Acquisition Corp., Second Lien Term Loan, TSFR3M + 7.750%, 12/29/2028	175,000	51,624
		51,624

TOTAL SENIOR LOANS		38,880,749
(Cost $44,050,505)

	Principal Amount	Fair Value
CONVERTIBLE CORPORATE BONDS - 1.47%
Communications - 0.34%

Trump Media & Technology Group Corp., 0.000%, 05/29/2028(b)(f)	1,462,000	1,404,790
		1,404,790
Financials - 1.13%

BSTR Holdings Inc., 1.000%, 07/15/2030(c)	1,540	1,428,658
MI7 Founders, LLC, 1.000%, 07/01/2030(c)	3,081,950	3,163,622
		4,592,280

TOTAL CONVERTIBLE CORPORATE BONDS		5,997,070
(Cost $5,875,842)

	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES - 1.70%
Federal National Mortgage Association (FNMA) - 1.70%

FNMA, Series 427, Class C20, 2.000%, 02/25/2051	6,334,808	826,149
FNMA, Series 437, Class C8, 2.500%, 06/25/2052	5,236,428	814,449
FNMA, Series 428, Class C15, 3.000%, 07/25/2052	2,043,040	361,001
FNMA, Series 429, Class C5, 3.000%, 10/25/2052	7,489,952	1,376,044
FNMA, Series 5441, Class SA, 0.767%, 08/25/2054	20,814,341	582,469
FNMA, Series 5468, Class SB, 0.617%, 11/25/2054	9,333,226	273,640
FNMA, Series 5518, Class SC, 0.997%, 03/25/2055	8,739,400	288,406
FNMA, Series 25-44, Class SA, 0.817%, 06/25/2055	19,972,692	711,196
FNMA, Series 5557, Class SC, 0.867%, 07/25/2055	14,803,493	576,075
FNMA, Series 5575, Class SB, 0.967%, 09/25/2055	17,414,896	828,691
FNMA, Series 25-107, Class HS, 1.133%, 12/25/2055	5,786,820	273,401

TOTAL MORTGAGE-BACKED SECURITIES		6,911,521
(Cost $7,547,962)

Quarterly Report | January 31, 2026	3

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 16.90%
Commercial Services - 0.01%

Travelport LLC(f)	69	$36,225
		36,225
Communications - 2.86%

Altice France LUXCO 3(f)	5,984	86,050
Altice USA, Inc.(f)	271,667	415,651
Bumble, Inc.(f)	1,068,650	3,579,978
Meta Platforms, Inc.	733	525,194
Netflix, Inc.(f)	2,778	231,935
Snap Inc.(f)	99,084	686,652
Telephone and Data Systems Inc.(f)	16,346	737,695
Trump Media & Technology Group(f)	52,814	674,963
Weibo Corp.(f)(g)	446,546	4,724,457
		11,662,575
Consumer Discretionary - 1.57%

24 Hour Fitness Worldwide(f)	306,005	2,142
Arbe Robotics, Ltd.(f)	108,864	133,903
Avax One Technology Ltd.(f)	378,404	306,810
Capri Holdings Ltd.(f)	22,875	516,289
Chipotle Mexican Grill, Inc.(f)	21,133	821,440
Dave & Buster's Entertainment, Inc.(f)(g)	56,569	1,061,800
Empery Digital Inc.(f)	54,589	268,032
Everyware Global(c)(f)(j)	43,777	-
Evolution AB(b)(f)	31,166	2,024,434
Next.e.GO N.V.(f)	5,788	1
Polestar Automotive Holding UK(f)	3,889	58,841
Six Flags Entertainment Corp.(f)	26,075	469,611
Vera Bradley Inc.(f)	59,039	141,694
Winnebago Industries, Inc.(g)	12,884	591,504
		6,396,501
Consumer Staples - 0.00%(d)

Benson Hill, Inc.(f)(j)	3,906	-
Moran Foods LLC(c)(f)(j)	3,699,885	-
		-
Energy - 0.04%

Granite Ridge Resources, Inc.	33,264	166,985
		166,985
Financials - 7.06%

Allfunds Group plc(f)	342,549	3,317,361
Cannae Holdings, Inc.	390,845	5,632,076
Compass Diversified Holdings(f)	81,001	532,177
Etoro Group Ltd.(f)	42,359	1,245,355
EXOR NV(f)	180,336	14,770,951
PagSeguro Digital, Ltd.(g)	277,770	3,124,912
Procap Financial Inc.(f)	42,346	106,288
Procap Financial. Inc. Founder Shares(c)(f)	25,579	27,370
Symphony International Holdings Ltd.(f)	31,566	13,984
VEF AB(f)	56,831	13,334
		28,783,808

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
Health Care - 0.89%

AirSculpt Technologies Inc.(f)	62,675	$186,145
Alps Group Inc.(f)	452	438
Community Health Systems Inc(f)	125,299	402,210
Compass Pathways plc(f)	61,188	409,348
Ethzilla Corp.(f)	107,343	460,501
Hyperliquid Strategies Inc.(f)	115,070	522,417
Kindly MD Inc.(f)	967,321	342,528
ModivCare Inc.(f)	83,072	706,112
Sharps Technology Inc.(f)	294,334	609,271
		3,638,970
Industrials - 1.63%

Babcock & Wilcox Enterprises Inc.(f)	106,430	1,025,985
CEA Industries Inc.(f)	236,157	1,178,423
The GEO Group, Inc.(f)	17,887	285,834
Vertical Aerospace Ltd.(f)	791,382	3,727,409
Voyager Technologies Inc.(f)	14,320	437,190
		6,654,841
Information Technology - 0.41%

GDS Holdings Ltd.(f)	23,289	1,040,785
JFrog Ltd.(f)	4,230	231,804
Oracle Corp.	1,368	225,145
Sabre Corp(f)	140,597	182,776
		1,680,510
Materials - 0.93%

ASP Isotopes Inc.(f)	61,270	388,452
Covia Energy LLC(f)	169,353	3,387,060
Evolution Metals & Technologies Corp.(f)	1,787	12,027
		3,787,539
Real Estate - 0.65%

CBRE Group Inc.(f)(g)	3,064	521,891
Compass Inc.(f)	50,619	633,762
Star Holdings(f)	188,548	1,474,453
		2,630,106
Technology - 0.85%

CommScope Holding Company, Inc.(f)	27,916	502,488
Descartes Systems Group, Inc.(f)	2,743	204,926
Fusemachines Inc.(f)	4,363	6,895
IREN Ltd.(f)	12,860	691,150
TON Strategy Co(f)	176,968	461,889
Vertex, Inc.(f)	76,981	1,428,016
xTAO Inc.(f)	321,038	160,521
		3,455,885

TOTAL COMMON STOCK		68,893,945
(Cost $74,282,709)

Quarterly Report | January 31, 2026	5

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
CLOSED END FUNDS - 11.07%
Alternative - 0.92%

Regal Partners Global Investment Ltd.(f)	1,903,723	$3,261,116
Destra Multi-Alternative Fund(f)	56,768	508,641
		3,769,757
Equity - 6.19%

abrdn Life Sciences Investors	17,547	297,597
Argo Investments Ltd.(f)	90,437	572,450
ASA Gold and Precious Metals Ltd.	163,658	10,562,487
Australian United Investment Company Ltd.(f)	5,375	43,043
BB Biotech AG(f)	1,622	97,251
BlackRock Science & Technology Trust II	3,199	71,594
Bluerock Private Real Estate Fund	189,934	3,149,106
Direxion Daily Robotics Artificial Intelligence & Automation Index Bull 2X Shares	27,386	736,582
Diversified United Investment Ltd.(f)	55,728	214,986
Future Generation Global Ltd.	11,911	12,690
HBM Healthcare Investments AG(f)	1,855	575,901
Hearts and Minds Investments, Ltd.(f)	1,084,819	2,371,998
Japan Smaller Capitalization Fund, Inc.	2,631	30,151
Neuberger Berman MLP & Energy Income Fund, Inc.	2,710	25,447
Neuberger Berman Next Generation Connectivity Fund, Inc.	160,944	2,314,375
Pengana International Equities, Ltd.	4,101,590	3,655,861
Taiwan Fund, Inc.	3,223	185,677
Voya Emerging Markets High Dividend Equity Fund	45,666	313,725
		25,230,921
Fixed Income - 1.41%

BNY Mellon Strategic Municipal Bond Fund, Inc.	190	1,176
Ellsworth Growth and Income Fund, Ltd.	85,672	1,065,761
Federated Hermes Premier Municipal Income Fund	1,567	17,598
MFS High Income Municipal Trust	733	2,772
PIMCO Dynamic Income Strategy Fund	230,572	4,648,312
		5,735,619
Mixed Allocation - 1.57%

Pershing Square Holdings Ltd.	102,700	6,398,210
		6,398,210
Private Equity - 0.98%

Syncona Ltd.(f)	2,970,623	3,995,734
		3,995,734

TOTAL CLOSED END FUNDS		45,130,241
(Cost $28,066,629)

	Shares	Fair Value
INVESTMENT TRUSTS - 2.12%
Equity - 2.12%

BlackRock Smaller Companies Trust PLC	71,210	1,336,874
Herald Investment Trust PLC(f)	2,610	90,534
Schroder British Opportunities Trust PLC(f)	1,453,746	1,412,349
Schroder UK Mid Cap Fund PLC	570,790	5,779,676
		8,619,433

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
Mixed Allocation - 0.00%(d)

abrdn Diversified Income and Growth Trust PLC	7,080	$2,684
		2,684

TOTAL INVESTMENT TRUSTS		8,622,117
(Cost $6,246,815)

	Shares	Fair Value
PREFERRED STOCK - 1.56%
Consumer Discretionary - 0.77%

24 Hour Fitness Worldwide, Inc.(f)	407,959	2,856
G-ILS Transportation Ltd. Preferred B-3(c)(f)	1,332	1,458,800
HAAT Delivery Ltd. Preferred Seed-1(c)(f)	64,188	1,686,392
		3,148,048
Health Care - 0.15%

Integrity Labs, Inc.(c)(f)	608,976	592,655
		592,655
Technology - 0.64%

Strategy Inc. Cumulative Preferred Series A	15,686	1,576,726
Xtend Reality Expansion Ltd. Preferred B-2(c)(f)	775,774	1,037,132
		2,613,858

TOTAL PREFERRED STOCK		6,354,561
(Cost $6,433,728)

Fair Value
PARTICIPATION AGREEMENT - 0.29%

PK Funding 2023 LLC(c)	1,182,369

TOTAL PARTICIPATION AGREEMENT	1,182,369
(Cost $1,175,101)

Fair Value
PRIVATE FUNDS - 21.67%

Alternative Capital Investments Fund III LP, Special Class Interests KLINGER(f)	947,760
Alternative Capital Investments Fund III LP, Special Class Interests MILBERG(f)	4,410,294
Alternative Capital Investments Fund III LP, Special Class Interests PANNOX(f)	1,454,890
Alternative Capital Investments Fund III LP, Special Class Interests PROVIDER(f)	6,690,235
Alternative Capital Investments Fund III LP, Special Class Interests VGASA(f)	2,124,161
Alternative Capital Investments Fund III LP, Standard Class Interests(f)	485,669
New Holland Special Opportunities Aggregator LP, Class M Interests(f)(h)	2,016,095
New Holland Special Opportunities Aggregator LP, Class Y-6 Interests(f)(h)	369,381
New Holland Special Opportunities Aggregator LP, Class Y-7 Interests(f)(h)	8,237,499
Stone Ridge Opportunities Fund Feeder LP(f)	61,563,795

TOTAL PRIVATE FUNDS	88,299,779
(Cost $51,536,880)

Quarterly Report | January 31, 2026	7

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
UNIT TRUST - 4.77%
Specialty - 4.77%

Grayscale Ethereum Classic Trust(f)(g)	3,726,735	$19,453,544

TOTAL UNIT TRUST		19,453,544
(Cost $32,653,812)

	Shares	Fair Value
SPECIAL PURPOSE ACQUISITION COMPANIES - 6.97%

1RT Acquisition Corp.(f)	44,903	458,460
Activate Energy Sponsors LLC, Class A(f)	135,564	407
Activate Energy Sponsors LLC, Class B(f)	16,945	157,080
AI Infrastructure Acquisition Corp.(f)	12,121	121,210
American Exceptionalism Acquisition Corp. A(f)	14,373	166,727
Aldabra 4 LOV Sponsor Partnership, Class A(f)	120,329	361
Aldabra 4 LOV Sponsor Partnership, Class B(f)	100,274	150,411
Apex Treasury Corp.(f)	21,359	213,163
Art Technology Acquisition Corp.(f)	12,610	126,100
Art Technology Sponsor, LLC, Class A(f)	125,568	1,256
Art Technology Sponsor, LLC, Class B(f)	25,114	251,140
Axiom Intelligence Holdings 1 LLC, Class A(c)(f)	142,090	282,759
Axiom Intelligence Holdings 1 LLC, Class B(c)(f)	17,761	39,252
Bain Capital GSS Investment Corp.(f)	52,732	535,757
Bengochea SPAC Sponsors II LLC, Class A(c)(f)(j)	172,589	-
Bengochea SPAC Sponsors II LLC, Class B(c)(f)	21,574	201,717
Berto Acquisition Corp.(f)	48,761	497,850
Bitcoin Infrastructure Acquisition Corp Ltd.(f)	9,337	93,557
Bleichroeder Acquisition Corp. II(f)	10,447	103,739
Blue Holdings, Class A(c)(f)	177,613	561,257
Blue Holdings, Class B(c)(f)	17,761	61,986
BTC Development Corp.(f)	30,758	310,656
Cal Redwood Acquisition Corp., Class A(c)(f)	175,375	533,140
Cal Redwood Acquisition Corp., Class B(c)(f)	21,922	74,535
Cantor Equity Partners Inc.(c)(f)	77,018	797,136
Cantor Equity Partners II Inc.(f)	36,274	450,523
Cantor Equity Partners III Inc.(f)	61,275	626,843
Cantor Equity Partners IV Inc(f)	23,439	245,406
Cantor Equity Partners V Inc.(f)	26,771	274,403
Chenghe Investment III LLC, Class A Unit(c)(f)(j)	173,916	118,263
Chenghe Investment III LLC, Class B Unit(c)(f)	21,740	16,740
Churchill Capital Corp XI(f)	8,426	86,788
Cohen Circle Sponsor II, LLC, Class A(c)(f)	44,405	121,226
Cohen Circle Sponsor II, LLC, Class B(c)(f)	8,881	26,110
Crane Harbor Acquisition Corp. II(f)	18,951	189,510
Crane Harbor Sponsor II LLC, Class A(f)	63,063	315
Crane Harbor Sponsor II LLC, Class B(f)	12,613	126,130
Deezer SA(f)	8,179	10,858
Digital Asset Acquisition Corp.(f)	92,769	948,099
EGH Sponsor LLC, Class A(c)(f)	76,184	184,365
EGH Sponsor LLC, Class B(c)(f)	9,523	25,426
Ether Reserve LLC(c)(f)	77,018	784,044
Evolution Global Acquisition Corp.(f)	23,808	239,985

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
FG Imperii Acquisition Corp.(f)	21,543	$215,215
FIGX Acquisition Partners LLC Class A(c)(f)	112,488	114,738
FIGX Acquisition Partners LLC Class B(c)(f)	14,061	16,311
FutureCrest Acquisition Corp.(f)	28,974	298,142
Gerresheimer AG(f)	100,854	3,026,947
GP-Act III Acquisition Corp., Class A(c)(f)	30,730	56,543
Graf Global Corp., Class A(c)(f)(g)	20,960	40,453
Hall Chadwick Acquisition Corp.(f)	55,633	557,443
Hall Chadwock Acquisition Corp., Class A(f)	135,564	542
Hall Chadwock Acquisition Corp., Class B(f)	16,945	157,250
HCM III Acquisition Corp.(f)	54,942	560,408
HCM Investor Holdings III, LLC, Class A(c)(f)	134,835	250,793
HCM Investor Holdings III, LLC, Class B(c)(f)	179,780	84,497
Insight Digital Partners II(f)	20,986	208,601
KRAKacquisition Corp.(f)	15,164	153,687
Lafayette Digital Acquisition Corp. I, Class A(f)	105,412	316
Lafayette Digital Acquisition Corp. I, Class B(f)	21,082	210,820
Launchpad Cadenza Acquisition Corp. I, Class A(f)	100,902	404
Launchpad Cadenza Acquisition Corp. I, Class B(f)	84,084	126,126
Leapfrog Acquisition Corp.(f)	8,520	85,882
LeapFrog Partners LLC, Class A(f)	124,341	622
LeapFrog Partners LLC, Class B(f)	15,543	155,430
Legato Merger Corp. IV(f)	7,855	78,786
LightWave Founders LLC, Class A(c)(f)	208,140	183,163
LightWave Founders LLC, Class B(c)(f)	20,814	20,190
M3 Brigade Sponsor VI LLC, Class A Unit(c)(f)(j)	111,012	150,976
M3 Brigade Sponsor VI LLC, Class B Unit(c)(f)	148,016	50,325
M3 Brigade Acquisition V Corp.(f)	3	32
M Evo Global Acquisition Corp. II(f)	12,568	126,183
MI7 Founders, LLC, Class A(c)(f)	308,194	2,471,716
Muzero Acquisition Corp.(f)	6,284	62,840
NewHold Investment Corp III, Class A(c)(f)	87,582	162,027
NewHold Investment Corp III, Class B(c)(f)	10,948	22,334
New Providence Holdings III, LLC(c)(f)	20,816	46,836
Nogin, Inc.(f)(j)	11,264	451
OneIM Acquisition Corp.(f)	131,070	1,323,807
OTG Acquisition Corp. I(f)	8,784	88,543
Oxley Bridge Holdings LLC, Class A(c)(f)	166,107	146,174
Oxley Bridge Holdings LLC, Class B(c)(f)	207,633	43,603
Oyster Enterprises II LLC, Class A(c)(f)	175,809	334,037
Oyster Enterprises II LLC, Class B(c)(f)	21,976	46,589
Perimeter Acquisition Corp. I(f)	129,735	1,346,649
Petit Monts LLC, Class A(f)	96,696	168,251
Pioneer Acquisition 1 Sponsor Holdco LLC, Class A(c)(f)	177,613	163,404
Pioneer Acquisition 1 Sponsor Holdco LLC, Class B(c)(f)	222,016	46,623
ProCap Acquisition Corp.(f)	35,757	365,079
Range Capital Acquisition Corp. II(f)	38,969	389,300
Range Capital Acquisition Sponsor II, LLC, Class A Unit(c)(f)	93,280	106,339
Range Capital Acquisition Sponsor II, LLC, Class B Unit(c)(f)	11,660	15,041
Real Asset Acquisition Corp.(f)	99,345	1,033,188
Renatus Tactical Acquisition Corp. I(f)(j)	10,674	114,212
Republic Digital Acquisition Company(f)	85,056	875,226
Rice Acquisition Corp. 3(f)	16,671	173,378

Quarterly Report | January 31, 2026	9

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
Soulpower Acquisition Sponsor LLC, Class A(c)(f)	156,445	$270,650
Soulpower Acquisition Sponsor LLC, Class B(c)(f)	19,556	37,548
Space Asset Acquisition Corp.(f)	25,138	256,145
Spring Valley Acquisition Corp.(f)	11,180	120,520
Titan Acquisition Sponsor Holdco, LLC, Class A(c)(f)	93,906	127,712
Trailblazer Acquisition Corp.(f)	46,052	465,586
VO Sponsor II, LLC Class A(c)(f)	93,906	151,189
VO Sponsor II, LLC Class B(c)(f)	1,174	20,894
Wen Sponsor LLC, Class A(c)(f)	163,709	199,725
Wen Sponsor LLC, Class B(c)(f)	204,636	59,344

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES		28,400,475
(Cost $29,678,702)

	Shares	Fair Value
DIGITAL ASSET TREASURY COMPANY - 0.25%

SeeQC, Inc.(f)	200,910	1,004,550

TOTAL DIGITAL ASSET TREASURY COMPANY		1,004,550
(Cost $1,004,550)

	Contracts	Fair Value
WARRANTS - 1.43%

1RT Acquisition Corp., Expires 06/20/2031, Strike Price $11.50(f)	11,592	7,535
A SPAC II Acquisition Corp., Expires 05/03/2027, Strike Price $11.50(f)	34,421	1,069
Abpro Holdings Inc., Expires 11/12/2029, Strike Price $11.50(f)	80,774	1,066
AEYE Health, Inc., Expires 4.5 years after issuance, Strike Price $2.88(f)(j)	6	-
AirJoule Technologies Corp., Expires 03/15/2029, Strike Price $11.50(f)	37,175	28,253
Airship AI Holdings Inc., Expires 12/31/2028, Strike Price $11.50(f)	5,153	5,617
AleAnna Inc., Expires 12/13/2026, Strike Price $11.50(f)	132	36
ALPS Group Inc., Expires 10/31/2030, Strike Price $11.50(f)	14,771	1,013
Allurion Technologies Inc., Expires 08/01/2030, Strike Price $8.10(f)	16,492	327
Alternus Clean Energy Inc., Expires 02/24/2028, Strike Price $11.50(f)	49,587	1,983
Alussa Energy Acquisition Corp., Expires 04/10/2026, Strike Price $11.50(f)	2,597	1,328
Apex Treasury Corp., Expires 10/31/2032, Strike Price $11.50(f)	16,019	5,126
Armada Acquisition Corp. II, Expires 05/20/2030, Strike Price $11.50(f)	109,500	91,980
Arverne Group SA, Expires 09/20/2028, Strike Price $11.50(f)	33,822	2,005
Aspire Biopharma Holdings Inc., Expires 02/18/2030, Strike Price $11.50(f)	70,545	2,391
Athena Technology Acquisition Corp. II, Expires 10/17/2028, Strike Price $11.50(f)	36,968	1,874
Aura FAT Projects Acquisition Corp., Expires 06/02/2027, Strike Price $11.50(f)	58,439	1,683
Bain Capital GSS Investment Corp., Expires 01/01/2028, Strike Price $11.50(f)	10,546	8,964
Baird Medical Investment Holdings Ltd., Expires 10/02/2029, Strike Price $11.50(f)	22,349	1,229
BenevolentAI, Expires 06/30/2026, Strike Price $11.50(f)(j)	7,014	83
Benson Hill Inc., Expires 03/25/2027, Strike Price $3.90(c)(f)(j)	187,607	13,872
Berto Acquisition Corp., Expires 05/01/2030, Strike Price $11.50(f)	57,960	20,866
Bitcoin Depot Inc., Expires 07/03/2028, Strike Price $11.50(f)	84,714	4,176
BitFuFu Inc., Expires 06/07/2028, Strike Price $11.50(f)	29,947	6,738
Blaize Holdings Inc., Expires 12/18/2026, Strike Price $11.50(f)	12,241	4,499
Bleichroeder Acquisition Corp. II, Expires 01/28/2032, Strike Price $11.50(f)	3,482	2,037
Blue Gold Ltd, Expires 06/26/2030, Strike Price $11.50(f)	31,463	10,647
Borealis Foods Inc., Expires 08/26/2026, Strike Price $11.50(f)	20,287	1,065

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2026 (Unaudited)

	Contracts	Fair Value
Brand Engagement Network Inc., Expires 03/14/2029, Strike Price $11.50(f)	25,249	$6,481
BTC Development Corp., Expires 08/19/2030, Strike Price $11.50(f)	7,689	5,195
Cactus Acquisition Corp. 1, Ltd., Expires 10/29/2026, Strike Price $11.50(f)	21,180	1,676
Canna-Global Acquisition Corp., Expires 02/09/2028, Strike Price $11.50(f)	154,766	774
Canopy Growth Corp., Expires 01/08/2031, Strike Price $1.30(f)(j)	1,524,596	-
Capitalworks Emerging Markets Acquisition Corp., Expires 04/27/2028, Strike Price $11.50(f)	69,120	878
Captivision Inc., Expires 11/16/2028, Strike Price $11.50(f)	43,794	2,536
Cardio Diagnostics Holdings, Inc., Expires 12/01/2026, Strike Price $11.50(f)	19,933	341
Carmell Therapeutics Corp., Expires 07/12/2028, Strike Price $11.50(f)	3,816	20
CARTESIAN GROWTH Corp. II, Expires 07/12/2028, Strike Price $11.50(f)	5,984	898
Cartica Acquisition Corp., Expires 04/30/2028, Strike Price $11.50(f)	74,354	275
CEA Industries, Inc., Expires 3 years after initial business combination, Stike Price $15.15(c)(f)	30,423	52,632
CERo Therapeutics Holdings Inc., Expires 02/14/2029, Strike Price $11.50(f)	21,939	161
Chain Bridge I, Expires 12/31/2028, Strike Price $11.50(f)	33,367	3,448
Chenghe Acquisition I Co., Expires 04/22/2027, Strike Price $11.50(f)(j)	400	23
Chenghe Acquisition I Co., Expires 01/25/2028, Strike Price $11.50(f)	37,849	2,649
CID Holdco Inc., Expires 11/17/2026, Strike Price $11.50(f)	94,845	6,070
Classover Holdings Inc., Expires 05/26/2028, Strike Price $0.10(f)	30,413	511
ClimateRock, Expires 06/01/2027, Strike Price $11.50(f)	11,778	569
Cohen Circle Acquisition Corp., Expires 05/23/2030, Strike Price $11.50(f)	10,868	9,020
Concord Acquisition Corp. II, Expires 12/31/2028, Strike Price $11.50(f)	25,741	1,296
Conduit Pharmaceuticals Inc., Expires 02/03/2027, Strike Price $11.50(f)	51,468	324
Corner Growth Acquisition Corp., Expires 12/31/2027, Strike Price $11.50(f)(j)	41,045	8,619
Critical Metals Corp., Expires 06/06/2028, Strike Price $11.50(f)	198	1,228
Critical Metals Corp., Expires 02/07/2029, Strike Price $7.00(c)(f)	50,528	209,186
Currenc Group Inc., Expires 05/19/2027, Strike Price $11.50(f)	55,058	446
D Boral ARC Acquisition I Corp., Expires 05/06/2030, Strike Price $11.50(f)	19,724	17,357
Deezer SA, Expires 06/07/2027, Strike Price $11.50(f)	95,238	56
Digital Asset Acquisition Corp., Expires 04/01/2030, Strike Price $11.50(f)	61,301	26,972
DIH Holdings US Inc., Expires 02/07/2028, Strike Price $11.50(f)	63,578	13
Dynamix Corp., Expires 10/25/2029, Strike Price $11.50(f)	49,549	53,017
Dynamix Corp. III, Expires 11/19/2030, Strike Price $11.50(f)	9,344	3,084
Engene Holdings Inc., Expires 08/28/2028, Strike Price $11.50(f)	4,017	11,047
EQV Ventures Acquisition Corp., Expires 06/30/2031, Strike Price $11.50(f)	20,197	9,695
EQV Ventures Acquisition Corp., Expires 07/01/2031, Strike Price $11.50(f)	37,448	18,275
Everest Consolidator Acquisition Corp., Expires 07/19/2028, Strike Price $11.50(f)	50,492	15
Evolution Global Acquisition Corp., Expires 10/22/2030, Strike Price $11.50(f)	11,904	5,952
Fact II Acquisition Corp., Expires 11/26/2031, Strike Price $11.50(f)	29,805	13,138
flyExclusive Inc., Expires 05/28/2028, Strike Price $11.50(f)	21,911	8,764
Four Leaf Acquisition Corp., Expires 05/12/2028, Strike Price $11.50(f)	3,750	112
FTAC Emerald Acquisition Corp., Expires 08/22/2028, Strike Price $11.50(f)	18,690	2,858
Fusemachines Inc., Expires 10/22/2030, Strike Price $11.50(f)	38,488	3,443
FutureCrest Acquisition Corp., Expires 11/05/2030, Strike Price $11.50(f)	7,243	6,338
FutureTech II Acquisition Corp., Expires 02/16/2027, Strike Price $11.50(f)	48,383	1,451
GCL Global Holdings Ltd., Expires 05/01/2028, Strike Price $11.50(f)	19,704	835
GCT Semiconductor Holding Inc., Expires 12/31/2028, Strike Price $11.50(f)	54,452	6,834
Genesis Growth Tech Acquisition Corp., Expires 05/19/2028, Strike Price $11.50(f)(j)	6,030	-
GigCapital7 Corp., Expires 09/11/2029, Strike Price $11.50(f)	6	3
Gores Holdings X Inc., Expires 05/02/2030, Strike Price $11.50(f)	6,723	5,656
GP-Act III Acquisition Corp., Class B Warrants, Expires 5 years after initial business combination, Strike Price $11.50(c)(f)	38,411	10,755
Graphjet Technology, Expires 11/16/2026, Strike Price $11.50(f)(j)	45,714	1,509
Graf Global Corp, Expires with the closing of initial business combination, Strike Price $11.50(c)(f)(g)	26,200	9,170
GP-Act III Acquisition Corp., Expires 12/31/2027, Strike Price $11.50(f)	42,413	11,129
HCM III Acquisition Corp., Expires 07/31/2030, Strike Price $11.50(f)	19,285	11,745

Quarterly Report | January 31, 2026	11

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2026 (Unaudited)

	Contracts	Fair Value
Healthcare AI Acquisition Corp., Expires 12/14/2026, Strike Price $11.50(f)	18,681	$247
HHG Capital Corp., Expires 12/31/2027, Strike Price $11.50(f)(j)	17,425	99
HNR Acquisition Corp., Expires 11/15/2028, Strike Price $11.50(f)	44,874	1,965
Holdco Nuvo Group DG Ltd., Expires 05/01/2029, Strike Price $11.50(f)	63,179	32
Hwh International Inc., Expires 02/02/2027, Strike Price $11.50(f)(j)	13,297	641
iCoreConnect Inc., Expires 05/15/2028, Strike Price $11.50(f)	1,112	1
Inception Growth Acquisition, Ltd., Expires 10/15/2026, Strike Price $11.50(f)	2,402	139
Insight Digital Partners II, Expires 12/31/2030, Strike Price $11.50(f)	10,502	3,364
Integrated Wellness Acquisition Corp., Expires 10/31/2028, Strike Price $11.50(f)	1,475	125
Investcorp Europe Acquisition Corp. I, Expires 11/23/2028, Strike Price $11.50(f)	24,645	2
Investcorp India Acquisition Corp., Expires 06/28/2027, Strike Price $11.50(f)	37,472	1,199
Israel Acquisitions Corp., Expires 02/28/2028, Strike Price $11.50(f)	35,717	4,465
IX Acquisition Corp., Expires 11/24/2026, Strike Price $11.50(f)	112	13
Jaws Mustang Acquisition Corp., Expires 01/30/2026, Strike Price $11.50(f)	19,820	991
Launch Two Acquisition Corp., Expires 10/09/2029, Strike Price $11.50(f)	2,140	618
LeddarTech Holdings Inc., Expires 12/21/2028, Strike Price $11.50(f)	21,521	30
Lifezone Metals Ltd., Expires 07/05/2028, Strike Price $11.50(f)	41,153	29,165
Lightwave Acquisition Corp., Expires 06/24/2030, Strike Price $11.50(f)	24,442	7,577
Liminatus Pharma Inc., Expires 04/30/2030, Strike Price $11.50(f)	27,683	970
Live Oak Acquisition Corp. V, Expires 02/20/2030, Strike Price $11.50(f)	15,182	26,568
Melar Acquisition Corp I, Expires 6/10/2029, Strike Price $11.50(f)	42,372	7,199
Mercer Park Opportunities Corp., Expires 08/29/2029, Strike Price $11.50(f)	21,163	7,090
Metal Sky Star Acquisition Corp., Expires 04/01/2027, Strike Price $11.50(f)	40,420	550
MI7 Founders, LLC, Class A, Expires 5 years after closing, Strike Price $11.50(c)(f)	308,194	237,309
MI7 Founders, LLC, Class Z, Expires 5 years after closing, Strike Price $11.50(c)(f)	102,783	71,948
Mountain & Co. I Acquisition Corp., Expires 09/30/2026, Strike Price $11.50(f)(j)	62,660	811
Murano Global BV, Expires 03/30/2029, Strike Price $11.50(f)	10,493	683
Nemo Enterprises Inc., Expires 2/10/2035, Strike Price $1,000.00(f)(j)	84	-
New Providence Acquisition Corp. III, Expires 04/24/2030, Strike Price $11.50(f)	12,247	6,246
New Horizon Aircraft Ltd., Expires 04/03/2028, Strike Price $11.50(f)	11,690	4,179
NewGenIvf Group Ltd., Expires 06/26/2028, Strike Price $11.50(f)(j)	1	-
New Providence Holdings III, LLC, Expires with the closing of initial business combination, Strike Price $11.50(c)(f)	166,532	343,056
NewHold Investment Corp II-A., Expires 04/17/2030, Strike Price $11.50(f)	4,085	1,772
Nogin, Inc., Expires 08/26/2027 Strike Price $11.50(f)(j)	8,372	72
Nvni Group Ltd., Expires 11/01/2028, Strike Price $11.50(f)	15,665	904
OSR Holdings Inc, Expires 02/29/2028, Strike Price $11.50(f)	14,638	878
OTG Acquisition Corp. I, Expires 10/22/2030, Strike Price $11.50(f)	7,321	3,038
Papaya Growth Opportunity Corp. I, Expires 12/31/2028, Strike Price $11.50(f)	76,584	774
Pearl Holdings Acquisition Corp., Expires 12/15/2026, Strike Price $11.50(f)(j)	18,484	637
Perimeter Acquisition Corp. I, Expires 05/13/2030, Strike Price $11.50(f)	64,869	55,139
Pinstripes Holdings Inc., Expires 09/30/2028, Strike Price $11.50(f)	45,560	248
Plum Acquisition Corp IV, Expires 08/19/2029, Strike Price $11.50(f)	8,108	3,811
Pono Capital Two, Inc., Expires 10/17/2029, Strike Price $11.50(f)	9,738	2,697
ProCap Acquisition Corp., Expires 05/13/2030, Strike Price $11.50(f)	40,267	15,454
Procap Financial Inc., Expires 05/16/2030, Strike Price $11.50	1,918	1,074
Procap Financial Inc., Expires 12/31/2030, Strike Price $11.50(f)	12,790	-
Profusa Inc., Expires 08/02/2027, Strike Price $11.50(f)	19,197	538
Psyence Biomedical Ltd., Expires 01/25/2029, Strike Price $11.50(f)	30,398	644
QT Imaging Holdings Inc., Expires 12/31/2028, Strike Price $11.50(f)	3,954	518
Range Capital Acquisition Corp. II, Expires 09/16/2030, Strike Price $11.50(f)	26,203	8,779
Real Asset Acquisition Corp., Expires 04/24/2030, Strike Price $11.50(f)	160,469	80,892
Real Messenger Corp., Expires 11/19/2029, Strike Price $11.50(f)	31,088	1,321
Relativity Acquisition Corp., Expires 02/11/2027, Strike Price $11.50(f)(j)	45,142	2,126
Renatus Tactical Acquisition Corp. I, Expires 05/15/2030, Strike Price $11.50(f)	6,969	5,924

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2026 (Unaudited)

	Contracts	Fair Value
Republic Digital Acquisition Co, Expires 05/01/2030, Strike Price $11.50(f)	125,310	$71,427
Rice Acquisition Corp. 3, Expires 09/29/2031, Strike Price $11.50(f)	20,790	20,292
Rithm Acquisition Corp., Expires 12/30/2075, Strike Price $0.10(f)	3,070	2,409
Roadzen Inc., Expires 11/30/2028, Strike Price $11.50(f)	55,430	10,061
Roman DBDR Acquisition Corp II., Expires 10/31/2031, Strike Price $11.50(f)	25,605	19,360
Ross Acquisition Corp. II, Expires 02/12/2026, Strike Price $11.50(f)(j)	28,225	2,546
RRD Parent Inc., Expires 02/09/2035, Strike Price $0.01(f)	19	136,800
Scage Future, Expires 06/30/2027, Strike Price $0.10(f)	71,462	3,966
Semnur Pharmaceuticals Inc., Expires 09/23/2030, Strike Price $11.50(f)	27,621	2,915
SharonAI Holdings Inc., Expires 12/16/2030, Strike Price $575.00(f)	48,884	24
Sharps Technology Inc., Pre Funded Warrant, Expires 03/20/2026, Strike Price $0.00(f)	59,833	112,486
Sharps Technology Inc., Stapled Warrant, Expires 11/30/2028, Strike Price $9.75(f)	236,960	49,762
SIM Acquisition Corp. I, Expires0 6/01/2031, Strike Price $11.50(f)	15,808	4,584
SMX Security Matters PLC, Expires 03/07/2028, Strike Price $18,975.00(f)	36,580	2,045
Solidion Technology Inc., Expires 11/16/2026, Strike Price $11.50(f)(j)	29,262	3,804
Spectaire Holdings Inc., Expires 10/17/2028, Strike Price $11.50(f)(j)	58,258	-
Spree Acquisition Corp. 1 Ltd., Expires 12/22/2028, Strike Price $11.50(f)	20,337	2
Spring Valley Acquisition Corp. II, Expires 02/25/2026, Strike Price $11.50(f)	13,573	14,117
Spring Valley Acquisition Corp., Expires 09/30/2030, Strike Price $11.50(f)	4,908	7,362
SpringBig Holdings, Inc., Expires 06/14/2027, Strike Price $11.50(f)	24,279	50
Syntec Optics Holdings Inc., Expires 11/08/2026, Strike Price $11.50(f)	27,378	26,010
Target Global Acquisition I Corp., Expires 12/31/2027, Strike Price $11.50(f)	18,073	192
Technology & Telecommunication Acquisition Corp., Expires 02/15/2027, Strike Price $11.50(f)	52,993	1,150
Terrestrial Energy Inc., Expires 10/10/2029, Strike Price $11.50(f)	6,084	25,188
Titan Acquisition Sponsor Holdco, LLC, Expires 5 years after initial business combination, Strike Price $11.50(c)(f)	117,383	35,215
TLGY Acquisition Corp., Expires 01/14/2028, Strike Price $11.50(f)	65,630	70,913
TNL Mediagene, Expires 06/14/2028, Strike Price $11.50(f)	16,257	258
Toyo Co Ltd., Expires 01/10/2029, Strike Price $11.50(f)	23,266	25,593
Trailblazer Acquisition Corp., Expires 07/24/2030, Strike Price $11.50(f)	15,350	7,368
Uinta Infrastructure Group C, Expires 01/09/2031, Strike Price $11.50(f)	48,608	27,707
United Homes Group, Inc., Expires 01/28/2028, Strike Price $11.50(f)	6,505	2,082
Valuence Merger Corp. I, Expires 03/01/2027, Strike Price $11.50(f)	60,778	2,438
Vast Solar Pty Ltd., Expires 07/01/2028, Strike Price $11.50(f)	87,846	45
Volato Group Inc., Expires 12/03/2028, Strike Price $11.50(f)	20,757	229
Verde Clean Fuels, Inc., Expires 12/31/2027, Strike Price $11.50(f)	327	14
Vertical Aerospace, Ltd. Class A Warrants, Expires 01/22/2030, Strike Price $11.50(c)(f)	484,471	1,700,493
Vertical Aerospace, Ltd. Class B Warrants, Expires 01/22/2030, Strike Price $11.50(c)(f)	484,471	1,598,754
VSee Health, Inc., Expires 11/04/2028, Strike Price $11.50(f)	17,198	771
Wen Acquisition Corp., Expires 05/15/2031, Strike Price $11.50(f)	120,297	50,526
Western Acquisition Ventures Corp., Expires 01/12/2027, Strike Price $11.50(f)	29,980	956
Willow Lane Acquisition Corp., Expires 10/31/2031, Strike Price $11.50(f)	8,944	32,021
Yotta Acquisition Corp., Expires 03/15/2027, Strike Price $11.50(f)	47,369	58
Youlife Group Inc, Expires 07/10/2030, Strike Price $11.50(f)	5,841	702
Zapata Computing Holdings Inc., Expires 03/23/2028, Strike Price $11.50(f)	24,523	6,867
Zapp Electric Vehicles Group L, Expires 03/03/2028, Strike Price $230.00(f)	11,642	45
Zeo Energy Corp., Expires 03/14/2029, Strike Price $11.50(f)	61,117	3,057
Zoomcar Holdings Inc., Expires 07/01/2028, Strike Price $11.50(f)	71,433	572
ZOOZ Strategy Ltd., Expires 04/05/2029, Strike Price $11.50(f)	24,349	1,072
ZyVersa Therapeutics Inc., Expires 12/12/2027, Strike Price $4,025.00(f)	7,099	498

TOTAL WARRANTS		5,811,269
(Cost $2,699,483)

Quarterly Report | January 31, 2026	13

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2026 (Unaudited)

	Contracts	Fair Value
RIGHTS - 0.03%

A SPAC II Acquisition Corp., Expires 12/31/2049(f)	68,843	$7,122
AI Infrastructure Acquisition Corp., Expires 12/01/2075(f)	12,121	3,273
Broad Capital Acquisition Corp., Expires 03/02/2072(f)(j)	53,360	$10,138
ClimateRock, Expires 06/01/2027(f)	23,557	4,065
Crane Harbor Acquisition Corp., Expires 05/19/2075(f)	5,965	5,130
Crane Harbor Acquisition Corp. II, Expires 05/19/2075(f)	18,951	4,558
Hall Chadwick Acquisition Corp., Expires 01/27/2076(f)	55,633	14,465
Hennessy Capital Investment Corp. VII, Expires 12/30/2075(f)	14,189	3,973
Inception Growth Acquisition, Ltd., Expires 01/21/2072(f)	7,394	1,996
Inflection Point Acquisition Corp. III, Expires 06/16/2075(f)	107,378	$40,804
K&F Growth Acquisition Corp. II, Expires 12/30/2075(f)	8,118	1,299
Mountain Crest Acquisition Corp. V, Expires 12/31/2049(f)	8,917	1,116
Mountain Lake Acquisition Corp., Expires 12/31/2025(f)	18,813	$3,951
Spring Valley Acquisition Corp. II, Expires 10/12/2027(f)	27,147	17,629
Yotta Acquisition Corp., Expires 12/31/2049(f)	29,452	2,946

TOTAL RIGHTS		122,465
(Cost $111,419)

	Contracts	Fair Value
OPTIONS - 1.78%(k)
Put Option Contracts - 1.78%

iShares Bitcoin Trust ETF, Expires 01/15/2027, Strike Price $15.00(f)	200	8,200
iShares Bitcoin Trust ETF, Expires 06/18/2027, Strike Price $45.00(f)	198	75,240
Russell 2000 Index, Expires 04/17/2026, Strike Price $2,590(f)	55	484,000
Russell 2000 Index, Expires 04/17/2026, Strike Price $2,630(f)	42	414,666
Russell 2000 Index, Expires 04/17/2026, Strike Price $2,650(f)	42	443,352
Russell 2000 Index, Expires 04/17/2026, Strike Price $2,660(f)	11	127,270
Russell 2000 Index, Expires 04/17/2026, Strike Price $2,660(f)	66	667,458
S&P 500 Index, Expires 04/17/2026, Strike Price $6,755(f)	80	971,200
S&P 500 Index, Expires 04/17/2026, Strike Price $6,760(f)	29	355,975
S&P 500 Index, Expires 04/17/2026, Strike Price $6,825(f)	110	1,521,850
S&P 500 Index, Expires 04/17/2026, Strike Price $6,830(f)	153	1,939,520
S&P 500 Index, Expires 04/17/2026, Strike Price $6,980(f)	15	263,998
		7,272,729

TOTAL OPTIONS		7,272,729
(Premiums paid $7,163,515)

	Shares	Fair Value
MONEY MARKET FUNDS - 2.26%

BNY Mellon U.S. Treasury Fund, 7 Day Yield, 3.200%(g)(h)	5,000,283	5,000,283
JPMorgan US Treasury Plus Money Market Fund, 7 Day Yield, 3.630%	4,205,987	4,205,987

TOTAL MONEY MARKET FUNDS		9,206,270
(Cost $9,206,270)

Total Investments in Securities - 96.52%		393,348,701
(Cost $378,625,849)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2026 (Unaudited)

INVESTMENT IN AFFILIATED FUND	Shares	Fair Value
Saba Capital Income & Opportunities Fund II(f)	79,692	$648,692

Total Investment in Affiliated Fund - 0.16%		648,692
(Cost $664,219)

Other Assets in Excess of Liabilities - 3.33%		13,553,959

NET ASSETS - 100.00%		$407,551,352

Amounts above are shown as a percentage of net assets as of January 31, 2026.

SCHEDULE OF SECURITIES SOLD SHORT

	Principal Amount	Fair Value
CORPORATE BONDS - (5.87%)
Consumer Discretionary - (3.16%)

Biocon Biologics Global PLC, 6.670%, 10/09/2029(b)	$(1,431,000)	(1,452,828)
Biocon Biologics Global PLC, 6.670%, 10/09/2029(e)	(5,250,000)	(5,330,081)
Star Parent Inc., 9.000%, 10/01/2030(b)(f)	(5,738,000)	(6,088,213)
		(12,871,122)
Financials - (0.49%)

Global Auto HO/AAG FH UK, 8.750%, 01/15/2032(b)(f)	(2,082,000)	(2,015,521)
		(2,015,521)
Industrials - (1.59%)

Icahn Enterprises LP/Icahn Enterprises Finance Corporation, 4.375%, 02/01/2029	(696,000)	(615,188)
Icahn Enterprises LP/Icahn Enterprises Finance Corporation, 5.250%, 05/15/2027	(5,908,000)	(5,848,222)
		(6,463,410)
Real Estate - (0.63%)

CPI Property Group SA, 1.750%, 01/14/2030(e)(f)	(2,462,000)	(2,553,693)
		(2,553,693)

TOTAL CORPORATE BONDS		(23,903,746)
(Proceeds $22,916,676)

	Principal Amount	Fair Value
SOVEREIGN DEBT OBLIGATIONS - (23.88%)
Sovereign - (23.88%)

US TREASURY N/B, 3.500%, 01/31/2028(f)	(35,153,000)	(35,131,029)
US TREASURY N/B, 4.000%, 11/15/2035	(28,381,000)	(27,802,294)
US TREASURY N/B, 3.625%, 12/31/2030	(34,679,999)	(34,409,063)

TOTAL SOVEREIGN DEBT OBLIGATIONS		(97,342,386)
(Proceeds $97,755,690)

Quarterly Report | January 31, 2026	15

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCK - (9.83%)
Communications - (1.50%)

Alphabet Inc., Class A Common Shares	(2,223)	$(751,374)
Alphabet Inc., Class C Common Shares	(3,943)	(1,334,824)
Cogent Communications Holdings Inc.	(933)	(22,672)
Delivery Hero SE(b)(f)	(1,096)	(30,582)
DoorDash, Inc.(f)	(228)	(46,653)
Formula One Group(f)	(1,062)	(92,415)
Live Nation Entertainment Inc.(f)	(145)	(21,090)
Meta Platforms, Inc.	(402)	(288,033)
Netflix, Inc.(f)	(959)	(80,067)
Reddit Inc.(f)	(327)	(58,948)
ROBLOX Corp.(f)	(374)	(24,594)
Spotify Technology SA.(f)	(138)	(69,048)
Uber Technologies Inc.(f)	(837)	(67,002)
Universal Music Group NV(f)	(125,731)	(3,082,059)
Zillow Group, Inc.(f)	(2,578)	(162,491)
		(6,131,852)
Consumer Discretionary - (3.18%)

Alibaba Group Holding, Ltd.(f)	(221)	(37,473)
Amazon.com, Inc.(f)	(2,560)	(612,608)
Booking Holdings Inc.(f)	(13)	(65,024)
Chewy Inc.(f)	(829)	(24,132)
Chipotle Mexican Grill, Inc.(f)	(10,992)	(427,259)
Coupang Inc.(f)	(1,820)	(36,691)
DraftKings Inc.(f)	(929)	(25,557)
Ferrari N.V.(f)	(74)	(24,655)
Ferrari NV(f)	(20,782)	(6,917,233)
Hilton Worldwide Holdings Inc.	(2,644)	(789,260)
MercadoLibre, Inc.(f)	(34)	(73,025)
Moncler SpA(f)	(1,771)	(102,885)
NIKE Inc.	(9,243)	(571,310)
Restaurant Brands International Inc.	(11,326)	(758,729)
Stellantis NV(f)	(254,176)	(2,501,213)
		(12,967,054)
Consumer Staples - (0.03%)

Heineken Holding NV(f)	(230)	(16,985)
Oddity Tech Ltd.(f)	(1,770)	(58,127)
The Clorox Company	(296)	(33,386)
		(108,498)
Energy - (0.25%)

Enbridge, Inc.	(2,777)	(135,561)
Energy Transfer LP	(10,064)	(185,681)
Enterprise Products Partners LP	(4,770)	(158,316)
Hess Midstream LP	(957)	(33,945)
MPLX LP	(3,818)	(213,426)
NexGen Energy Ltd.(f)	(13,833)	(173,798)
TC Energy Corp.	(1,365)	(80,036)
Western Midstream Partners LP(f)	(1,078)	(44,694)
		(1,025,457)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
Financials - (0.59%)

Adyen NV(b)(f)	(16)	$(23,772)
Affirm Holdings Inc.(f)	(332)	(20,020)
Allfunds Group PLC(f)	(687)	(6,653)
Aon PLC	(111)	(38,810)
Bank of America Corp.(f)	(27)	(1,436)
Block Inc.(f)	(1,201)	(72,576)
Brookfield Corp.	(27,558)	(1,255,267)
CME Group Inc.	(245)	(70,820)
Corpay Inc.(f)	(124)	(39,014)
Intercontinental Exchange, Inc.	(1,037)	(180,210)
MasterCard Inc.	(271)	(146,012)
MSCI Inc.	(151)	(91,992)
Robinhood Markets Inc.(f)	(1,280)	(127,334)
The Progressive Corporation	(343)	(71,344)
Tradeweb Markets Inc.	(1,328)	(136,877)
Visa Inc.	(82)	(26,390)
Webster Financial Corp.	(1,212)	(79,713)
		(2,388,240)
Health Care - (0.93%)

AbbVie Inc.	(202)	(45,048)
Agios Pharmaceuticals Inc.(f)	(1,073)	(29,443)
Alcon Inc.(f)	(424)	(34,236)
Alnylam Pharmaceuticals, Inc.(f)	(135)	(45,638)
Ambu A/S	(4,150)	(56,055)
Avidity Biosciences Inc.	(898)	(65,168)
Danaher Corp.	(201)	(43,997)
Denali Therapeutics Inc.(f)	(759)	(16,501)
GE HealthCare Technologies Inc.	(500)	(39,485)
Genmab A/S(f)	(102)	(32,735)
Guardant Health Inc.(f)	(28)	(3,193)
Harmony Biosciences Holdings Inc.(f)	(1,493)	(54,524)
HealthStream Inc.	(1,026)	(22,870)
Hyperliquid Strategies Inc.(f)	(135)	(612)
Illumina, Inc.(f)	(7)	(1,014)
Incyte Corp.(f)	(444)	(44,431)
Insmed Inc.(f)	(146)	(22,903)
Insulet Corp.(f)	(66)	(16,883)
Intuitive Surgical Inc.(f)	(50)	(25,211)
Ionis Pharmaceuticals Inc.(f)	(2,139)	(176,831)
Koninklijke Philips NV(f)	(73,102)	(2,090,906)
Medpace Holdings Inc.(f)	(91)	(53,006)
Mineralys Therapeutics Inc.(f)	(1,914)	(59,123)
Moderna, Inc.(f)	(646)	(28,469)
Natera Inc.(f)	(86)	(19,878)
Neurocrine Biosciences Inc.(f)	(640)	(87,078)
Novo Nordisk A/S(f)	(810)	(4,860)
PACIRA BIOSCIENCES INC.(f)	(202)	(4,149)
RaySearch Laboratories AB(f)	(787)	(16,805)
Recordati Industria Chimica e Farmaceutica SpA	(1,408)	(77,340)
Repligen Corp.(f)	(265)	(39,583)
Revolution Medicines Inc.(f)	(1,951)	(189,149)
Scholar Rock Holding Corp.(f)	(1,019)	(45,182)
Sharps Technology Inc.	(22,279)	(46,118)
SI-BONE Inc.(f)	(310)	(5,140)

Quarterly Report | January 31, 2026	17

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
Tandem Diabetes Care Inc.(f)	(57)	$(1,134)
Thermo Fisher Scientific Inc.	(23)	(13,308)
Travere Therapeutics Inc.(f)	(1,484)	(46,138)
Vertex Pharmaceuticals Inc.(f)	(342)	(160,706)
Zymeworks Inc.(f)	(803)	(18,092)
		(3,782,942)
Industrials - (1.19%)

Aalberts Industries NV.(f)	(1,032)	(39,708)
Advanced Drainage Systems Inc.	(258)	(39,226)
Alfa Laval AB(f)	(1,127)	(65,463)
Alight, Inc.(f)	(261,319)	(399,818)
AMETEK Inc.	(304)	(68,090)
Atkore Inc.	(682)	(47,365)
Atlas Copco AB(f)	(2,162)	(44,599)
Canadian Pacific Kansas City Ltd.	(7,252)	(539,114)
CEA Industries Inc.	(4,706)	(23,483)
Clarivate PLC(f)	(35,761)	(94,767)
Clean Harbors Inc.(f)	(158)	(41,066)
CNH Industrial NV(f)	(150,801)	(1,622,619)
Deere & Co.	(148)	(78,144)
Epiroc AB(f)	(2,129)	(59,681)
Equifax Inc.	(234)	(47,128)
Exponent Inc.	(561)	(40,319)
Geberit AG(f)	(130)	(99,150)
Generac Holdings, Inc.(f)	(131)	(22,013)
Graco Inc.	(1,112)	(97,111)
HEICO Corp.	(240)	(79,418)
IDEX Corp.(f)	(272)	(54,006)
Iveco Group NV(f)	(26,563)	(594,151)
Leonardo DRS Inc.	(358)	(14,699)
nVent Electric plc	(374)	(41,985)
Paycom Software Inc.	(176)	(23,716)
Pentair plc	(307)	(32,349)
Prysmian S.p.A(f)	(338)	(40,245)
Rational AG(f)	(151)	(121,086)
Rollins Inc.	(1,517)	(96,087)
SGS SA(f)	(288)	(34,573)
Verisk Analytics Inc.	(375)	(81,548)
Vertiv Holdings Co	(188)	(35,002)
Vicor Corp.(f)	(216)	(34,057)
Waste Connections Inc.	(193)	(32,288)
Xylem Inc.	(347)	(47,841)
		(4,831,915)
Information Technology - (0.50%)

Accenture PLC	(136)	(35,855)
Adobe Inc.(f)	(143)	(41,935)
Amphenol Corp.	(818)	(117,857)
AppLovin Corp.(f)	(78)	(36,903)
Arlo Technologies Inc.(f)	(1,195)	(15,165)
Astera Labs Inc.(f)	(89)	(13,405)
Atlassian Corp.(f)	(386)	(45,617)
Aurora Innovation Inc.(f)	(3,449)	(14,486)
AvePoint Inc.(f)	(2,269)	(26,388)
Bentley Systems Inc.	(630)	(22,126)
Broadcom Inc.	(930)	(308,109)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
Celestica Inc.(f)	(599)	$(168,313)
CEVA Inc.(f)	(1,040)	(21,934)
Ciena Corp.(f)	(216)	(54,391)
Coherent Corp.(f)	(136)	(28,856)
Corning Inc.	(397)	(40,990)
Credo Technology Group Holding Ltd.(f)	(241)	(30,192)
CyberArk Software Ltd.(f)	(52)	(22,403)
Globant SA(f)	(235)	(15,717)
Harmonic Inc.(f)	(2,545)	(24,737)
Hewlett Packard Enterprise Co(f)	(2,035)	(43,793)
JFrog Ltd.(f)	(909)	(49,813)
Kulicke & Soffa Industries Inc.	(248)	(14,218)
Littelfuse Inc.	(153)	(49,535)
Marvell Technology Inc.	(72)	(5,682)
Micron Technology Inc.	(251)	(104,135)
monday.com Ltd.(f)	(216)	(24,786)
Nemetschek SE(f)	(660)	(57,854)
Oracle Corp.	(280)	(46,082)
PTC Inc.(f)	(221)	(34,505)
Pure Storage Inc.(f)	(88)	(6,120)
Qualys Inc.(f)	(646)	(85,207)
Radware Ltd.(f)	(791)	(19,103)
Red Violet Inc.(f)	(671)	(30,517)
Samsara Inc.(f)	(46)	(1,290)
Seagate Technology Holdings PLC	(192)	(78,276)
Super Micro Computer Inc.(f)	(739)	(21,512)
Synopsys Inc.(f)	(227)	(105,581)
Trimble Inc.(f)	(608)	(41,101)
Veeco Instruments Inc.(f)	(562)	(17,551)
VeriSign Inc.	(486)	(118,696)
		(2,040,736)
Materials - (0.64%)

Agnico Eagle Mines Ltd.	(1,183)	(224,923)
Alamos Gold Inc.	(8,157)	(302,282)
Ashland Inc.	(633)	(38,714)
B2Gold Corp.	(16,076)	(78,276)
Critical Metals Corp.(f)	(40,391)	(531,949)
Discovery Silver Corp.(f)	(40,370)	(284,026)
DSM-Firmenich AG(f)	(1,327)	(104,130)
Freeport-McMoRan Inc.	(1,668)	(100,464)
GoGold Resources Inc.(f)	(20,515)	(48,061)
Orla Mining Ltd.	(47,371)	(714,574)
Teck Resources Ltd.(f)	(3,390)	(182,246)
		(2,609,645)
Real Estate - (0.29%)

CoStar Group Inc.(f)	(494)	(30,381)
Crown Castle Inc.	(80)	(6,945)
Iron Mountain Inc.	(947)	(87,156)
Prologis Inc.	(40)	(5,222)
The Howard Hughes Corporation(f)	(13,012)	(1,062,560)
		(1,192,264)

Quarterly Report | January 31, 2026	19

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
Technology - (0.71%)

Advanced Micro Devices, Inc.(f)	(355)	$(83,803)
Arista Networks, Inc.(f)	(298)	(42,239)
ASML Holding NV(f)	(93)	(134,005)
BE Semiconductor Industries NV(f)	(287)	(55,962)
Cloudflare, Inc.(f)	(306)	(54,269)
Descartes Systems Group, Inc.(f)	(177)	(13,219)
Doximity Inc.(f)	(780)	(29,227)
Fabrinet.(f)	(237)	(115,997)
Fair Isaac Corp.(f)	(33)	(48,285)
HMS Networks AB(f)	(1,179)	(53,103)
Inficon Holding AG(f)	(97)	(15,308)
Intuit Inc.	(14)	(6,985)
KLA CORP.	(56)	(79,965)
Lam Research Corp.(f)	(510)	(118,832)
Lumentum Holdings Inc.(f)	(222)	(86,988)
Melexis NV(f)	(400)	(30,227)
Microsoft Corp.	(1,191)	(512,475)
Monolithic Power Systems Inc.	(54)	(60,704)
nLight Inc.(f)	(876)	(39,954)
Nordic Semiconductor ASA(f)	(4,924)	(66,263)
NVIDIA Corp.	(2,763)	(528,092)
Pegasystems Inc.	(656)	(28,661)
Reply SpA(f)	(340)	(44,493)
ServiceNow, Inc.(f)	(345)	(40,368)
Shopify, Inc.(f)	(187)	(24,537)
Snowflake Inc.(f)	(326)	(62,820)
SPS Commerce Inc.(f)	(240)	(21,422)
Taiwan Semiconductor Manufacturing Co., Ltd.	(1,424)	(470,717)
Varonis Systems Inc.(f)	(420)	(12,533)
		(2,881,453)
Utilities - (0.02%)

Clearway Energy Inc.	(25)	(904)
Northland Power Inc.	(2,194)	(30,244)
Ormat Technologies Inc.	(521)	(65,094)
		(96,242)

TOTAL COMMON STOCK		(40,056,298)
(Proceeds $40,644,847)

	Shares	Fair Value
CLOSED END FUNDS - (0.00%)(d)
Fixed Income - (0.00%)(d)

Nuveen Municipal High Income Opportunity Fund	(431)	(4,491)
		(4,491)

TOTAL CLOSED END FUNDS		(4,491)
(Proceeds $4,510)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
EXCHANGE TRADED FUNDS - (11.89%)
Alternative - (3.51%)

Grayscale Bitcoin Mini Trust B(f)(g)	(54,060)	$(2,004,545)
Grayscale Bitcoin Trust(f)(g)	(188,176)	(12,301,065)
		(14,305,610)
Equity - (7.41%)

iShares Biotechnology ETF	(30,980)	(5,341,881)
iShares Global Infrastructure ETF	(906)	(58,355)
iShares MSCI ACWI ETF	(54,660)	(7,953,030)
iShares MSCI India ETF(f)	(10,620)	(549,479)
State Street Communication Services Select Sector SPDR ETF	(9,166)	(1,100,653)
State Street Energy Select Sector SPDR ETF	(64)	(3,267)
VanEck Gold Miners ETF	(79,049)	(7,446,417)
VanEck Vectors Junior Gold Miners ETF(f)	(11,321)	(1,404,824)
Vanguard FTSE Developed Markets ETF	(21,896)	(1,449,515)
Vanguard FTSE Emerging Markets ETF	(48,956)	(2,764,545)
Vanguard Information Technology ETF	(480)	(359,002)
Vanguard Total Stock Market ETF	(5,180)	(1,764,154)
		(30,195,122)
Real Estate - (0.97%)

Vanguard Real Estate ETF	(43,384)	(3,939,267)
		(3,939,267)

TOTAL EXCHANGE TRADED FUNDS		(48,439,999)
(Proceeds $47,011,279)

	Shares	Fair Value
PREFERRED STOCK - (0.04%)
Technology - (0.04%)

Strategy Inc. Non-Cumulative Preferred Series A(f)	(2,522)	(183,703)
		(183,703)

TOTAL PREFERRED STOCK		(183,703)
(Proceeds $194,437)

	Contracts	Fair Value
WARRANTS - 0.00%(d)

Engene Holdings Inc., Expires 08/28/2028, Strike Price $11.50(f)	(1,115)	(3,066)

TOTAL WARRANTS		(3,066)
(Proceeds $3,038)

Total Securities Sold Short - (51.51%)		$(209,933,689)
(Proceeds $208,530,477)

Quarterly Report | January 31, 2026	21

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2026 (Unaudited)

(a)	Security is in default as of year-end and is therefore non-income producing.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (the “Securities Act”). Total market value of Rule 144A securities amounts to $35,477,439, which represented approximately 8.71% of net assets as of January 31, 2026. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(c)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(d)	Amount represents less than 0.005% of net assets.
(e)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2026, the aggregate market value of those securities was -$4,900,321, which represents approximately -1.20% of net assets.
(f)	Non-income producing security.
(g)	A portion or all of the security is owned by BRW SPV I, a wholly-owned subsidiary of the Fund.
(h)	A portion or all of the security is owned by BRW SPV II, a wholly-owned subsidiary of the Fund.
(i)	The security is a floating rate note which has an annual interest rate, reset monthly, that is calculated by taking the product of a leverage multiplier and (USISDA30 - USISDA02).
(j)	At January 31, 2026, the value of these investments amounted to $0, representing 0.0% of the net assets of the Fund.
(k)	At January 31, 2026, all options held by the Fund are exchange traded listed options.

Investment Abbreviations:

ESTRON - Euro Short-Term Rate

OBFR - United States Overnight Bank Funding Rate

RBACOR - RBA Interbank Overnight Cash Rate

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Over Night Index Average

Reference Rates:

ESTRON - Euro Short-Term Rate as of January 31, 2026 was 1.926%

OBFR - United States Overnight Bank Funding Rate as of January 31, 2026 was 3.630%

SOFR - Secured Overnight Financing Rate as of January 31, 2026 was 3.676%

TSFR1M - CME Term SOFR 1 Month as of January 31, 2026 was 3.669%

TSFR3M - CME Term SOFR 3 Month as of January 31, 2026 was 3.660%

TSFR6M - CME Term SOFR 6 Month as of January 31, 2026 was 3.616%

SONIA - Sterling Overnight Index Average as of January 31, 2026 was 3.725%

Counterparty Abbreviations:

JPM - JPMorgan Chase Bank, N.A.

GSI - Goldman Sachs International

MSCS - Morgan Stanley Capital Services

BARC - Barclays Bank PLC

MSCO – Morgan Stanley & Company

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Eurozone Currency

GBP - Great British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

SEK - Swedish Krona

USD - United States Dollar

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2026 (Unaudited)

SIMPLE AGREEMENT FOR FUTURE EQUITY (SAFE) CONTRACTS

	Cost	Fair Value
AEYE Health Inc.(a)	$1,293,010	$1,628,971
BeeHero Ltd.(a)	321,840	374,622
Nemo Enterprises, Inc.(a)	84,210	84,210
Quantalx Neuroscience Ltd.(a)	3,000,000	3,639,821
Real View Imaging Ltd.(a)	2,250,000	2,246,438
	$6,949,060	$7,974,062

(a)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.

FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	Value	Fund Delivering	Cost	Unrealized Appreciation
JPM	02/09/2026	CAD	$734,589	USD	$726,113	$8,476
JPM	03/20/2026	GBP	6,503,097	USD	6,381,178	121,919
						$130,395

Counterparty	Settlement Date	Fund Receiving	Value	Fund Delivering	Cost	Unrealized Depreciation
JPM	03/20/2026	GBP	$684,135	USD	$689,251	$(5,116)
JPM	04/02/2026	USD	9,950,555	AUD	10,339,013	(388,458)
JPM	04/02/2026	USD	1,148,978	CHF	1,171,816	(22,838)
JPM	03/20/2026	USD	27,410,145	EUR	27,547,312	(137,167)
JPM	03/20/2026	USD	14,990,070	GBP	15,290,414	(300,344)
JPM	04/02/2026	USD	681,357	JPY	688,283	(6,926)
JPM	04/02/2026	USD	2,996,444	SEK	3,096,763	(100,319)
						$(961,168)
						$(830,773)

FUTURES CONTRACTS

Description	Number of Contracts	Maturity Date	Notional Amount	Unrealized Depreciation
Long Position Contracts

AUD/USD Futures Mar26	140	03/16/2026	$9,293,522	$467,278
GBP/USD Futures Mar26	57	03/16/2026	4,744,736	134,821
				$602,099

Quarterly Report | January 31, 2026	23

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2026 (Unaudited)

FUTURES CONTRACTS

Description	Number of Contracts	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short Position Contracts
CAD/USD Futures Mar26	(91)	03/17/2026	$6,591,468	$(117,962)
EUR/GBP Futures Mar26	(10)	03/16/2026	1,468,849	16,296
FTSE 250 Index FUT Mar26	(137)	03/20/2026	8,119,622	(415,755)
LONG GILT FUTURE Mar26	(43)	03/27/2026	5,180,745	5,334
US 5YR NOTE (CBT) Mar26	(82)	03/31/2026	8,999,592	67,357
US 10YR NOTE (CBT) Mar26	(5)	03/20/2026	566,206	7,065
				$(437,665)
				$164,434

TO BE ANNOUNCED (TBA) MORTGAGE-BACKED SECURITIES (MBS) FORWARD CONTRACTS

Counterparty	Description	Maturity Date	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
MSCO	FNCL 5.5 3/26 TBA MSFTA	03/10/2026	$176,941,000	$(20,735)
				$(20,735)

SINGLE NAME CREDIT DEFAULT SWAP CONTRACTS (CENTRALLY CLEARED)

Buy/Sell Protection(a)	Reference Obligations	Annual Payment Rate Received (Paid)	Currency	Maturity Date	Notional Amount(b)	Fair Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation
Sell	CSC Holdings Ltd.	5.00%	USD	06/20/2028	$800,000	$(282,091)	$298,000	$15,909
Sell	Oracle Corp.	1.00%	USD	12/20/2030	3,513,000	(79,435)	64,984	(14,451)
Buy	RR Donnelley & Sons Co.	(5.00)%	USD	06/20/2029	3,578,000	(108,566)	346,648	238,082
Buy	UnitedHealth Group Inc.	(1.00)%	USD	06/20/2028	263,000	(3,903)	5,056	1,153
						$(473,995)	$714,688	$240,693

INDEX CREDIT DEFAULT SWAP CONTRACTS (CENTRALLY CLEARED)

Buy/Sell Protection(a)	Reference Obligations	Annual Payment Rate Received (Paid)	Currency	Maturity Date	Notional Amount(b)	Fair Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy	Markit CDX High Yield Index, Series 43	(5.00)%	USD	12/20/2029	$136,790,610	$(11,571,452)	$9,571,268	$(2,000,184)
Sell	Markit CDX High Yield Index, Series 44	5.00%	USD	06/20/2030	146,317,050	13,434,604	(10,787,016)	2,647,588
Sell	Markit CDX High Yield Index, Series 45	5.00%	USD	12/20/2030	12,533,400	1,121,833	(869,191)	252,642
Buy	Markit iTraxx Europe Subordinated Financials Index, Series 39	(1.00)%	USD	06/20/2028	45,000,000	(866,944)	(2,626,045)	(3,492,989)
						$2,118,041	$(4,710,984)	$(2,592,943)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2026 (Unaudited)

SINGLE NAME CREDIT DEFAULT SWAP CONTRACTS (OVER THE COUNTER)

Buy/Sell Protection(a)	Counterparty	Reference Obligations	Annual Payment Rate Received (Paid)	Currency	Maturity Date	Notional Amount(b)	Fair Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Sell	GSI	Bristol-Myers Squibb Company	1.00%	USD	12/20/2027	$1,548,000	$26,015	$(41,614)	$(15,599)
Sell	MSCS	Bristol-Myers Squibb Company	1.00%	USD	12/20/2027	10,000,000	168,056	(257,109)	(89,053)
Sell	MSCS	Bristol-Myers Squibb Company	1.00%	USD	06/20/2029	14,307,000	370,321	(449,191)	(78,870)
Sell	GSI	Cigna Holding Co.	1.00%	USD	12/20/2030	2,908,000	64,713	(55,721)	8,992
Sell	MSCS2	Cigna Holding Co.	1.00%	USD	12/20/2030	2,357,000	52,451	(44,352)	8,099
Sell	BARC	CommScope Holding Company, Inc.	5.00%	USD	06/20/2027	5,375,000	388,684	(168,130)	220,554
Buy	BARC	CommScope Holding Company, Inc.	(5.00)%	USD	06/20/2030	5,375,000	(1,033,468)	103,925	(929,543)
Sell	MSCS	Google	1.00%	USD	12/20/2030	624,000	18,838	(18,083)	755
Sell	GSI	Google, LLC	1.00%	USD	12/20/2030	27,155,000	819,796	(789,736)	30,060
Sell	BARC	International Business Machines Corporation	1.00%	USD	12/20/2028	3,675,000	84,651	(81,859)	2,792
Sell	GSI	Meta Platforms, Inc.	1.00%	USD	12/20/2030	276,000	5,664	(6,404)	(740)
Sell	BARC	Meta Platforms, Inc.	1.00%	USD	12/20/2030	5,394,000	110,692	(99,538)	11,154
Sell	MSCS2	Meta Platforms, Inc.	1.00%	USD	12/20/2030	9,747,000	200,022	(178,840)	21,182
Sell	BARC	NextEra Energy Capital Holdings, Inc.	1.00%	USD	06/20/2028	4,306,000	72,098	(22,659)	49,439
Sell	GSI	NVIDIA Corp.	1.00%	USD	12/20/2030	2,567,000	72,833	(68,912)	3,921
Sell	GSI	Oracle Corp.	1.00%	USD	12/20/2030	19,927,000	(450,581)	119,471	(331,110)
Sell	BARC	Oracle Corp.	1.00%	USD	12/20/2030	7,034,000	(20,869)	34,647	13,778
Sell	GSI	Pfizer Inc.	1.00%	USD	12/20/2027	9,152,000	156,104	(228,364)	(72,260)
Sell	MSCS	Pfizer Inc.	1.00%	USD	12/20/2027	7,325,000	124,941	(178,314)	(53,373)
Sell	GSI	Pfizer, Inc.	1.00%	USD	12/20/2028	15,802,000	368,298	(438,142)	(69,844)
Buy	BARC	Unisys Corporation	(5.00)%	USD	06/20/2028	286,000	(15,881)	(38,292)	(54,173)
Sell	MSCS	UnitedHealth Group Incorporated	1.00%	USD	12/20/2027	11,190,000	166,062	(246,111)	(80,049)
Sell	MSCS	Verizon Communications Inc.	1.00%	USD	12/20/2027	7,000,000	94,892	4,885	99,777
Sell	MSCS	Verizon Communications Inc.	1.00%	USD	06/20/2028	3,181,000	49,750	(2,900)	46,850
							$1,894,082	$(3,151,343)	$(1,257,261)

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional amounts are presented in the currency indicated in the table.

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
Long Position Contracts
JPM	abrdn Diversified Income and Growth Trust PLC	GBP	127,488	10/15/2026	SONIA	35 bps	$127,950	$462
JPM	abrdn Asia Focus PLC	GBP	82,757	10/15/2026	SONIA	35 bps	77,762	(4,995)
JPM	abrdn Diversified Income and Growth Trust PLC	GBP	465,601	10/15/2026	SONIA	35 bps	467,409	1,808
JPM	abrdn New India Investment Trust PLC	EUR	840,870	10/15/2026	SONIA	35 bps	837,801	(3,069)
JPM	abrdn UK Smaller Cos Growth Trust PLC	GBP	871,643	10/15/2026	SONIA	35 bps	994,043	122,400
JPM	Aquila European Renewables PLC	EUR	35,897	01/15/2027	ESTRON	40 bps	26,412	(9,485)
JPM	Baillie Gifford UK Growth Trust PLC	GBP	4,992,043	10/15/2026	SONIA	35 bps	4,968,042	(24,001)
JPM	Baker Steel Resources Trust, Ltd.	GBP	407,083	10/15/2026	SONIA	35 bps	464,553	57,470
JPM	BB Biotech AG	CHF	1,168,761	10/15/2026	SARON	35 bps	1,126,238	(42,523)
JPM	BlackRock Smaller Companies Trust PLC	GBP	1,450,768	10/15/2026	SONIA	35 bps	1,496,582	45,814
JPM	Blackrock Throgmorton Trust PLC	GBP	1,454,094	10/15/2026	SONIA	35 bps	1,506,845	52,751

Quarterly Report | January 31, 2026	25

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2026 (Unaudited)

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
Long Position Contracts
JPM	Brown Advisory US Smaller Companies PLC	GBP	320,352	10/15/2026	SONIA	35 bps	$312,968	$(7,384)
JPM	Cannae Holdings, Inc.	USD	104,958	10/15/2026	OBFR	35 bps	92,959	(11,999)
JPM	Compass Diversified Holdings	USD	128,390	10/15/2026	OBFR	35 bps	156,497	28,107
JPM	Derwent London PLC	GBP	66,407	03/15/2027	SONIA	35 bps	67,748	1,341
JPM	Ecofin Global Utilities/Infrastructure Trust	GBP	101,133	10/15/2026	SONIA	35 bps	103,294	2,161
JPM	Edenred SE	EUR	5,892,636	10/15/2026	ESTRON	35 bps	5,882,648	(9,988)
JPM	GCP Infrastructure Investments, Ltd.	GBP	149,826	01/15/2027	SONIA	35 bps	153,935	4,109
JPM	GEO Group, Inc.	USD	544,376	10/15/2026	OBFR	35 bps	504,297	(40,079)
JPM	Global Opportunities Trust PLC	GBP	1,128	10/15/2026	SONIA	35 bps	1,115	(13)
JPM	Grainger PLC	GBP	290,811	01/15/2027	SONIA	35 bps	292,015	1,204
JPM	Gresham House Energy Storage Fund PLC	GBP	154,666	10/15/2026	SONIA	35 bps	148,558	(6,108)
JPM	HarbourVest Global Private Equity, Ltd.	GBP	2,052,350	10/15/2026	SONIA	35 bps	2,046,302	(6,048)
JPM	HBM Healthcare Investments AG	CHF	740,850	10/15/2026	SARON	35 bps	763,107	22,257
JPM	Henderson Smaller Companies Inv Trust PLC	GBP	1,143,783	10/15/2026	SONIA	35 bps	1,195,189	51,406
JPM	Herald Investment Trust PLC	GBP	2,442,240	10/15/2026	SONIA	35 bps	2,395,001	(47,239)
JPM	Impax Environmental Markets PLC	GBP	1,712,396	10/15/2026	SONIA	35 bps	1,742,140	29,744
JPM	Invesco Perpetual UK Smaller Cos Inv Trust PLC	USD	1,585	10/15/2026	SONIA	35 bps	1,627	42
JPM	IP Group PLC	GBP	3,202,495	10/15/2026	SONIA	35 bps	3,303,212	100,717
JPM	Life Science Reit PLC	GBP	128,265	01/15/2027	SONIA	35 bps	144,676	16,411
JPM	Mercantile Investment Trust PLC	GBP	4,879,490	10/15/2026	SONIA	35 bps	4,981,922	102,432
JPM	Molten Ventures PLC	GBP	2,344,172	10/15/2026	SONIA	35 bps	2,309,867	(34,305)
JPM	Pantheon International PLC	GBP	1,674,440	10/15/2026	SONIA	35 bps	1,644,105	(30,335)
JPM	Partners Group Private Equity, Ltd.	EUR	802,724	10/15/2026	ESTRON	40 bps	783,520	(19,204)
JPM	Patria Private Equity Trust PLC	GBP	25,678	01/15/2027	SONIA	35 bps	25,231	(447)
JPM	Pengana International Equities, Ltd.	AUD	268,708	10/15/2026	RBACOR	45 bps	260,565	(8,143)
JPM	Polar Capital Technology Trust PLC	GBP	2,612,865	10/15/2026	SONIA	35 bps	2,677,513	64,648
JPM	Regal Partners Global Investments, Ltd.	AUD	785,399	10/15/2026	RBACOR	45 bps	801,694	16,295
JPM	RIT Capital Partners PLC	GBP	2,071,729	10/15/2026	SONIA	35 bps	2,048,398	(23,331)
JPM	River & Mercantile UK Micro Cap Inv Co Ltd .	GBP	1,351,301	10/15/2026	SONIA	35 bps	1,508,148	156,847
JPM	RM Infrastructure Income PLC	GBP	420,962	10/15/2026	SONIA	35 bps	414,280	(6,682)
JPM	Schroder AsiaPacific Fund PLC	GBP	6,145	10/15/2026	SONIA	35 bps	6,181	36
JPM	Schroder UK Mid Cap Fund PLC	GBP	127,530	10/15/2026	SONIA	35 bps	130,349	2,819
JPM	Schroders Capital Global	GBP	10,924	10/15/2026	SONIA	35 bps	10,552	(372)
JPM	Scottish Oriental Smaller Companies Trust PLC	GBP	126,435	10/15/2026	SONIA	35 bps	125,516	(919)
JPM	SDCL Efficiency Income Trust PLC	GBP	5,435,803	10/15/2026	SONIA	35 bps	5,266,924	(168,879)
JPM	Smithson Investment Trust PLC	GBP	2,471,492	10/15/2026	SONIA	35 bps	2,364,446	(107,046)
JPM	Snap, Inc.	USD	2,523,110	10/15/2026	OBFR	35 bps	2,213,310	(309,800)
JPM	Syncona, Ltd.	GBP	1,393,662	10/15/2026	SONIA	35 bps	1,374,092	(19,570)
JPM	The Gore Street Energy Storage Fund PLC	GBP	1,365,186	10/15/2026	SONIA	35 bps	1,383,049	17,863
JPM	The Renewables Infrastructure Group, Ltd.	GBP	682,337	01/15/2027	SONIA	35 bps	680,323	(2,014)
JPM	Uber Technologies, Inc.	USD	1,004,118	10/15/2026	OBFR	35 bps	949,553	(54,565)
JPM	Utilico Emerging Markets Trust PLC	GBP	103,880	10/15/2026	SONIA	35 bps	107,616	3,736
JPM	VEF AB	SEK	36,747	10/15/2026	STIBOR	35 bps	35,721	(1,026)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2026 (Unaudited)

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
Long Position Contracts
JPM	Vertex, Inc.	USD	35,061	10/15/2026	OBFR	35 bps	$33,353	$(1,708)
JPM	Vietnam Enterprise Investments, Ltd.	GBP	94,673	10/15/2026	SONIA	35 bps	90,096	(4,577)
JPM	Vivendi SE	EUR	2,410,482	01/15/2027	ESTRON	35 bps	2,368,228	(42,254)
JPM	VPC Specialty Lending Investments PLC	GBP	282,029	10/15/2026	SONIA	35 bps	274,365	(7,664)
JPM	Weibo Corp.	USD	176,090	10/15/2026	OBFR	35 bps	167,841	(8,249)
JPM	Workspace Group PLC	GBP	3,257,131	10/15/2026	SONIA	35 bps	3,390,487	133,356
Total Long Position Contracts							$69,828,170	$(27,785)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
Short Position Contracts
JPM	3i Group PLC	GBP	(137,850)	10/15/2026	SONIA	(30) bps	$(150,811)	$(12,961)
JPM	4imprint Group PLC	GBP	(498,622)	10/15/2026	SONIA	(30) bps	(478,115)	20,507
JPM	AddTech AB	SEK	(42,448)	02/15/2027	STIBOR	(35) bps	(38,817)	3,631
JPM	AIA Group, Ltd.	HKD	(74,848)	11/16/2026	HONIA	(40) bps	(80,125)	(5,277)
JPM	Air Liquide SA	EUR	(55,610)	02/15/2027	ESTRON	(30) bps	(55,603)	7
JPM	Airbus SE	EUR	(66,037)	02/15/2027	ESTRON	(30) bps	(58,000)	8,037
JPM	AJ Bell PLC	GBP	(255,748)	10/15/2026	SONIA	(30) bps	(263,022)	(7,274)
JPM	Alfa Financial Software Holdings PLC	GBP	(66,320)	10/15/2026	SONIA	(30) bps	(67,100)	(780)
JPM	Argenx SE	EUR	(214,810)	11/16/2026	ESTRON	(30) bps	(216,906)	(2,096)
JPM	Ashtead Group PLC	GBP	(142,260)	10/15/2026	SONIA	(30) bps	(123,843)	18,417
JPM	Ashtead Technology Holdings plc	GBP	(29,719)	10/15/2026	SONIA	(315) bps	(36,954)	(7,235)
JPM	Auction Technology Group PLC	GBP	(1,579)	10/15/2026	SONIA	(30) bps	(1,539)	40
JPM	Auto Trader Group PLC	GBP	(229,726)	10/15/2026	SONIA	(30) bps	(215,543)	14,183
JPM	Avon Technologies PLC	GBP	(65,819)	02/15/2027	SONIA	(30) bps	(58,130)	7,689
JPM	Babcock International Group PLC	GBP	(375,700)	10/15/2026	SONIA	(30) bps	(358,941)	16,759
JPM	Balfour Beatty PLC	GBP	(135,171)	10/15/2026	SONIA	(30) bps	(135,646)	(475)
JPM	Intermediate Capital Group PLC	GBP	(248,395)	10/15/2026	SONIA	(30) bps	(222,526)	25,869
JPM	Beazley PLC	GBP	(84,111)	10/15/2026	SONIA	(30) bps	(116,430)	(32,319)
JPM	Bellway PLC	GBP	(198,538)	10/15/2026	SONIA	(30) bps	(197,231)	1,307
JPM	Bloomsbury Publishing PLC	GBP	(113,935)	10/15/2026	SONIA	(30) bps	(116,754)	(2,819)
JPM	Bodycote PLC	GBP	(220,103)	10/15/2026	SONIA	(30) bps	(221,739)	(1,636)
JPM	Breedon Group PLC	GBP	(42,177)	02/15/2027	SONIA	(30) bps	(43,205)	(1,028)
JPM	Bunzl PLC	GBP	(72,568)	10/15/2026	SONIA	(30) bps	(72,497)	71
JPM	Bytes Technology Group PLC	GBP	(14,964)	10/15/2026	SONIA	(55) bps	(13,686)	1,278
JPM	Cairn Homes PLC	GBP	(48,145)	10/15/2026	SONIA	(30) bps	(48,359)	(214)
JPM	CaixaBank SA	EUR	(172,391)	02/15/2027	ESTRON	(30) bps	(179,219)	(6,828)
JPM	Card Factory PLC	GBP	(479)	10/15/2026	SONIA	(30) bps	(497)	(18)
JPM	Central Asia Metals PLC	GBP	(3,024)	10/15/2026	SONIA	(30) bps	(3,522)	(498)
JPM	Chemring Group PLC	GBP	(374,326)	10/15/2026	SONIA	(30) bps	(339,894)	34,432
JPM	Clarkson PLC	GBP	(93,811)	10/15/2026	SONIA	(30) bps	(94,715)	(904)
JPM	Cohort PLC	GBP	(47,390)	02/15/2027	SONIA	(200) bps	(47,889)	(499)
JPM	Compass Group PLC	GBP	(18,491)	10/15/2026	SONIA	(30) bps	(17,477)	1,014

Quarterly Report | January 31, 2026	27

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2026 (Unaudited)

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
Short Position Contracts
JPM	Computacenter PLC	GBP	(232,863)	10/15/2026	SONIA	(30) bps	$(245,088)	$(12,225)
JPM	Conduit Holdings, Ltd.	GBP	(2,377)	10/15/2026	SONIA	(30) bps	(2,484)	(107)
JPM	Costain Group PLC	GBP	(44,930)	02/15/2027	SONIA	(30) bps	(49,580)	(4,650)
JPM	Craneware PLC	GBP	(74,290)	10/15/2026	SONIA	(30) bps	(63,034)	11,256
JPM	Cranswick PLC	GBP	(391,558)	10/15/2026	SONIA	(30) bps	(419,470)	(27,912)
JPM	Crest Nicholson Holdings PLC	GBP	(51,815)	10/15/2026	SONIA	(30) bps	(57,101)	(5,286)
JPM	Croda International PLC	GBP	(57,100)	11/16/2026	SONIA	(30) bps	(57,374)	(274)
JPM	CVS Group PLC	GBP	(81,691)	10/15/2026	SONIA	(30) bps	(79,381)	2,310
JPM	DFS Furniture PLC	GBP	(42,712)	11/16/2026	SONIA	(30) bps	(45,980)	(3,268)
JPM	Diageo PLC	GBP	(55,102)	10/15/2026	SONIA	(30) bps	(55,482)	(380)
JPM	Diploma PLC	GBP	(443,442)	10/15/2026	SONIA	(30) bps	(421,270)	22,172
JPM	DiscoverIE Group PLC	GBP	(168,363)	10/15/2026	SONIA	(30) bps	(179,700)	(11,337)
JPM	Dunelm Group PLC	GBP	(304,525)	10/15/2026	SONIA	(30) bps	(241,529)	62,996
JPM	Elementis PLC	GBP	(73,137)	10/15/2026	SONIA	(30) bps	(70,351)	2,786
JPM	Entain PLC	GBP	(66,907)	02/15/2027	SONIA	(30) bps	(55,756)	11,151
JPM	Eurofins Scientific SE	EUR	(50,877)	10/15/2026	ESTRON	(30) bps	(47,412)	3,465
JPM	Everplay Group PLC	GBP	(50,722)	02/15/2027	SONIA	(30) bps	(50,110)	612
JPM	Experian PLC	GBP	(232,555)	10/15/2026	SONIA	(30) bps	(192,204)	40,351
JPM	Forterra PLC	GBP	(37,435)	10/15/2026	SONIA	(30) bps	(37,478)	(43)
JPM	Future PLC	GBP	(49,373)	10/15/2026	SONIA	(30) bps	(51,022)	(1,649)
JPM	Games Workshop Group PLC	GBP	(785,239)	10/15/2026	SONIA	(30) bps	(717,873)	67,366
JPM	Gamma Communications PLC	GBP	(6,675)	10/15/2026	SONIA	(30) bps	(6,617)	58
JPM	GB Group PLC	GBP	(92,603)	10/15/2026	SONIA	(30) bps	(93,775)	(1,172)
JPM	Genuit Group PLC	GBP	(19,128)	11/16/2026	SONIA	(30) bps	(19,782)	(654)
JPM	Genus PLC	GBP	(335,638)	10/15/2026	SONIA	(30) bps	(421,717)	(86,079)
JPM	GlobalData PLC	GBP	(32,144)	10/15/2026	SONIA	(30) bps	(28,875)	3,269
JPM	Grafton Group PLC	GBP	(219,032)	10/15/2026	SONIA	(30) bps	(220,399)	(1,367)
JPM	Great Portland Estates PLC	GBP	(44,696)	02/15/2027	SONIA	(30) bps	(51,120)	(6,424)
JPM	Greencore Group PLC	GBP	(137,937)	02/15/2027	SONIA	(30) bps	(153,883)	(15,946)
JPM	Halma PLC	GBP	(235,998)	10/15/2026	SONIA	(30) bps	(230,153)	5,845
JPM	Helical PLC	GBP	(32,965)	10/15/2026	SONIA	(30) bps	(34,093)	(1,128)
JPM	Hermes International SCA	EUR	(2,653)	10/15/2026	ESTRON	(30) bps	(2,405)	248
JPM	Hill & Smith PLC	GBP	(188,288)	10/15/2026	SONIA	(30) bps	(183,756)	4,532
JPM	Hilton Food Group PLC	GBP	(20,724)	10/15/2026	SONIA	(30) bps	(19,737)	987
JPM	Hollywood Bowl Group PLC	GBP	(83,967)	10/15/2026	SONIA	(30) bps	(78,652)	5,315
JPM	Howden Joinery Group PLC	GBP	(233,900)	10/15/2026	SONIA	(30) bps	(234,742)	(842)
JPM	Hunting PLC	GBP	(49,121)	10/15/2026	SONIA	(30) bps	(54,620)	(5,499)
JPM	IG Group Holdings PLC	GBP	(283,585)	10/15/2026	SONIA	(30) bps	(293,799)	(10,214)
JPM	IMI PLC	GBP	(118,720)	10/15/2026	SONIA	(30) bps	(125,059)	(6,339)
JPM	Impax Asset Management Group PLC	GBP	(1,418)	10/15/2026	SONIA	(30) bps	(1,567)	(149)
JPM	Inchcape PLC	GBP	(384,965)	10/15/2026	SONIA	(30) bps	(400,412)	(15,447)
JPM	IntegraFin Holdings PLC	GBP	(304,591)	10/15/2026	SONIA	(30) bps	(314,431)	(9,840)
JPM	Intesa Sanpaolo SpA	EUR	(42,453)	02/15/2027	ESTRON	(30) bps	(42,282)	171

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2026 (Unaudited)

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
Short Position Contracts
JPM	Ithaca Energy PLC	GBP	(59,874)	11/16/2026	SONIA	(30) bps	$(64,664)	$(4,790)
JPM	JET2 PLC	GBP	(71,144)	10/15/2026	SONIA	(30) bps	(67,333)	3,811
JPM	Johnson Service Group PLC	GBP	(18,742)	10/15/2026	SONIA	(30) bps	(19,462)	(720)
JPM	JTC PLC	GBP	(37,916)	10/15/2026	SONIA	(30) bps	(38,033)	(117)
JPM	Judges Scientific PLC	GBP	(30,739)	10/15/2026	SONIA	(1565) bps	(27,216)	3,523
JPM	Just Group PLC	GBP	(409,647)	10/15/2026	SONIA	(85) bps	(408,701)	946
JPM	Kainos Group PLC	GBP	(150,290)	10/15/2026	SONIA	(30) bps	(133,262)	17,028
JPM	Keller Group PLC	GBP	(47,941)	11/16/2026	SONIA	(30) bps	(50,992)	(3,051)
JPM	Kering SA	EUR	(14,296)	10/15/2026	ESTRON	(30) bps	(12,211)	2,085
JPM	Kingspan Group PLC	EUR	(45,248)	02/15/2027	ESTRON	(30) bps	(46,611)	(1,363)
JPM	Lancashire Holdings, Ltd.	GBP	(175,364)	10/15/2026	SONIA	(30) bps	(181,249)	(5,885)
JPM	Legal & General Group PLC	GBP	(193,865)	10/15/2026	SONIA	(30) bps	(196,911)	(3,046)
JPM	London Stock Exchange Group PLC	GBP	(6,017)	10/15/2026	SONIA	(30) bps	(5,446)	571
JPM	LondonMetric Property PLC	GBP	(136,764)	10/15/2026	SONIA	(30) bps	(139,485)	(2,721)
JPM	Luceco PLC	GBP	(59,242)	10/15/2026	SONIA	(30) bps	(71,565)	(12,323)
JPM	Man Group PLC	GBP	(94,583)	10/15/2026	SONIA	(30) bps	(96,643)	(2,060)
JPM	ME Group International PLC	GBP	(88,732)	10/15/2026	SONIA	(30) bps	(86,243)	2,489
JPM	Mears Group PLC	GBP	(14,149)	11/16/2026	SONIA	(30) bps	(14,814)	(665)
JPM	Mitie Group PLC	GBP	(212,327)	10/15/2026	SONIA	(30) bps	(214,116)	(1,789)
JPM	MONY Group PLC	GBP	(137,963)	10/15/2026	SONIA	(30) bps	(137,300)	663
JPM	Moonpig Group PLC	GBP	(256,075)	10/15/2026	SONIA	(30) bps	(265,354)	(9,279)
JPM	Morgan Advanced Materials PLC	GBP	(1,032)	10/15/2026	SONIA	(30) bps	(1,034)	(2)
JPM	Morgan Sindall Group PLC	GBP	(258,024)	10/15/2026	SONIA	(30) bps	(262,822)	(4,798)
JPM	Mortgage Advice Bureau Holdings, Ltd.	GBP	(50,517)	10/15/2026	SONIA	(30) bps	(56,290)	(5,773)
JPM	National Grid PLC	GBP	(20,614)	10/15/2026	SONIA	(30) bps	(22,061)	(1,447)
JPM	NatWest Group PLC	GBP	(68,162)	02/15/2027	SONIA	(30) bps	(72,108)	(3,946)
JPM	Next Fifteen Communications	GBP	(105)	10/15/2026	SONIA	(215) bps	(106)	(1)
JPM	Novonesis Novozymes B	DKK	(58,244)	02/15/2027	CIBOR	(35) bps	(53,628)	4,616
JPM	On the Beach Group PLC	GBP	(65,295)	10/15/2026	SONIA	(30) bps	(65,594)	(299)
JPM	OSB Group PLC	GBP	(191,514)	10/15/2026	SONIA	(30) bps	(189,037)	2,477
JPM	Oxford Instruments PLC	GBP	(216,957)	10/15/2026	SONIA	(30) bps	(248,021)	(31,064)
JPM	Pagegroup PLC	GBP	(29,488)	10/15/2026	SONIA	(30) bps	(29,036)	452
JPM	Pan African Resources PLC	GBP	(381,843)	02/15/2027	SONIA	(30) bps	(403,838)	(21,995)
JPM	Paragon Banking Group PLC	GBP	(373,257)	10/15/2026	SONIA	(30) bps	(377,079)	(3,822)
JPM	PayPoint PLC	GBP	(70,102)	10/15/2026	SONIA	(30) bps	(81,050)	(10,948)
JPM	Pets at Home Group PLC	GBP	(42,379)	11/16/2026	SONIA	(30) bps	(44,374)	(1,995)
JPM	Plus500, Ltd.	GBP	(116,275)	10/15/2026	SONIA	(30) bps	(128,263)	(11,988)
JPM	Polar Capital Holdings PLC	GBP	(30,412)	11/16/2026	SONIA	(30) bps	(32,210)	(1,798)
JPM	Polestar Automotive Holding UK PLC	USD	(351,515)	10/15/2026	OBFR	(900) bps	(504,621)	(153,106)
JPM	Pollen Street Group, Ltd.	GBP	(111,751)	10/15/2026	SONIA	(30) bps	(111,508)	243
JPM	Porvair PLC	GBP	(69,998)	10/15/2026	SONIA	(30) bps	(68,076)	1,922
JPM	Premier Foods PLC	GBP	(144,393)	10/15/2026	SONIA	(30) bps	(162,271)	(17,878)
JPM	Prudential PLC	GBP	(185,011)	10/15/2026	SONIA	(30) bps	(190,792)	(5,781)
JPM	QinetiQ Group PLC	GBP	(226,012)	10/15/2026	SONIA	(30) bps	(225,562)	450
JPM	Reach PLC	GBP	(62)	10/15/2026	SONIA	(30) bps	(71)	(9)

Quarterly Report | January 31, 2026	29

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2026 (Unaudited)

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
Short Position Contracts
JPM	RELX PLC	GBP	(64,890)	10/15/2026	SONIA	(30) bps	$(53,570)	$11,320
JPM	Renishaw PLC	GBP	(202,240)	10/15/2026	SONIA	(30) bps	(211,420)	(9,180)
JPM	Rightmove PLC	GBP	(105,589)	10/15/2026	SONIA	(30) bps	(101,287)	4,302
JPM	Rotork PLC	GBP	(149,932)	10/15/2026	SONIA	(30) bps	(158,257)	(8,325)
JPM	Sabre Insurance Group PLC	GBP	(36,871)	11/16/2026	SONIA	(30) bps	(36,701)	170
JPM	Safestore Holdings PLC	GBP	(153,613)	11/16/2026	SONIA	(30) bps	(165,522)	(11,909)
JPM	Samsung Electronics Co., Ltd.	USD	(141,154)	10/15/2026	OBFR	(105) bps	(167,994)	(26,840)
JPM	Sanofi SA	EUR	(47,520)	02/15/2027	ESTRON	(30) bps	(46,752)	768
JPM	SAP SE	EUR	(53,133)	10/15/2026	ESTRON	(30) bps	(42,457)	10,676
JPM	Savills PLC	GBP	(44,297)	10/15/2026	SONIA	(30) bps	(46,907)	(2,610)
JPM	Schneider Electric SE	EUR	(160,544)	10/15/2026	ESTRON	(30) bps	(163,136)	(2,592)
JPM	Scout24 SE	EUR	(7,712)	10/15/2026	ESTRON	(30) bps	(7,472)	240
JPM	Senior PLC	GBP	(2,343)	10/15/2026	SONIA	(30) bps	(2,501)	(158)
JPM	Serco Group PLC	GBP	(333,252)	10/15/2026	SONIA	(30) bps	(344,269)	(11,017)
JPM	Shaftesbury Capital PLC	GBP	(38,896)	02/15/2027	SONIA	(30) bps	(39,224)	(328)
JPM	Siemens Energy AG	EUR	(53,306)	02/15/2027	ESTRON	(30) bps	(59,113)	(5,807)
JPM	SigmaRoc PLC	GBP	(312,926)	10/15/2026	SONIA	(120) bps	(341,070)	(28,144)
JPM	Sirius Real Estate, Ltd.	GBP	(116,116)	10/15/2026	SONIA	(30) bps	(115,062)	1,054
JPM	Softcat PLC	GBP	(284,488)	10/15/2026	SONIA	(30) bps	(278,071)	6,417
JPM	Spirax Group PLC	GBP	(209,737)	10/15/2026	SONIA	(30) bps	(217,211)	(7,474)
JPM	Spire Healthcare Group PLC	GBP	(39,999)	10/15/2026	SONIA	(30) bps	(44,735)	(4,736)
JPM	SSP Group PLC	GBP	(79,660)	10/15/2026	SONIA	(30) bps	(76,767)	2,893
JPM	St James's Place PLC	GBP	(293,264)	10/15/2026	SONIA	(30) bps	(308,592)	(15,328)
JPM	TBC Bank Group PLC	GBP	(30,789)	11/16/2026	SONIA	(30) bps	(33,381)	(2,592)
JPM	Telecom Plus PLC	GBP	(303,800)	10/15/2026	SONIA	(30) bps	(297,545)	6,255
JPM	Tencent Holdings, Ltd.	HKD	(70,525)	11/16/2026	HONIA	(40) bps	(68,108)	2,417
JPM	Trainline PLC	GBP	(90,996)	10/15/2026	SONIA	(30) bps	(86,349)	4,647
JPM	Trustpilot Group PLC	GBP	(119,497)	10/15/2026	SONIA	(30) bps	(104,716)	14,781
JPM	Universal Music Group NV	EUR	(764,938)	01/15/2027	ESTRON	(30) bps	(715,464)	49,474
JPM	Veolia Environnement SA	EUR	(60,153)	11/16/2026	ESTRON	(30) bps	(64,300)	(4,147)
JPM	Vesuvius PLC	GBP	(25,155)	10/15/2026	SONIA	(30) bps	(27,885)	(2,730)
JPM	Victrex PLC	GBP	(46,920)	10/15/2026	SONIA	(30) bps	(44,738)	2,182
JPM	Volex PLC	GBP	(66,389)	02/15/2027	SONIA	(90) bps	(67,771)	(1,382)
JPM	Volution Group PLC	GBP	(559,362)	10/15/2026	SONIA	(30) bps	(555,040)	4,322
JPM	Watches of Switzerland Group PLC	GBP	(156,288)	10/15/2026	SONIA	(30) bps	(171,831)	(15,543)
JPM	WH Smith PLC	GBP	(30,758)	10/15/2026	SONIA	(30) bps	(33,731)	(2,973)
JPM	Wilmington PLC	GBP	(29,512)	02/15/2027	SONIA	(180) bps	(29,812)	(300)
JPM	Wise PLC	GBP	(279,394)	10/15/2026	SONIA	(30) bps	(320,716)	(41,322)
JPM	XPS Pensions Group PLC	GBP	(196,149)	10/15/2026	SONIA	(30) bps	(201,987)	(5,838)
JPM	YouGov PLC	GBP	(36,187)	10/15/2026	SONIA	(30) bps	(35,666)	521
JPM	Young & Co's Brewery PLC	GBP	(54,791)	02/15/2027	SONIA	(115) bps	(56,627)	(1,836)
JPM	Zigup PLC	GBP	(40,869)	11/16/2026	SONIA	(30) bps	(41,743)	(874)
Total Short Position Contracts							$(21,818,853)	$(287,690)

All Reference Obligations shown above for Total Return Swap Contracts are closed end funds and common stock.

(a)	The Fund receives monthly payments based on any positive monthly return of the Reference Obligation. The Fund makes payments on any negative monthly return of such Reference Obligation.
(b)	Notional amounts are presented in U.S. dollar equivalent.

Saba Capital Income & Opportunities Fund	Notes to Consolidated Financial Statements

January 31, 2026 (Unaudited)

The following table summarizes the valuation of the Fund’s financial instruments in accordance with the fair value hierarchy levels as of January 31, 2026. Refer to the Consolidated Schedule of Investments for additional details.

Investments in Securities, at Fair Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$-	$51,805,047	$-	$51,805,047
Senior Loans	-	38,880,749	-	38,880,749
Convertible Corporate Bonds	-	1,404,790	4,592,280	5,997,070
Mortgage-Backed Securities	-	6,911,521	-	6,911,521
Common Stock**	64,685,211	4,181,364	27,370	68,893,945
Closed End Funds	45,130,241	-	-	45,130,241
Investment Trusts	8,622,117	-	-	8,622,117
Preferred Stock	1,576,725	2,857	4,774,979	6,354,561
Participation Agreements**	-	-	1,182,369	1,182,369
Private Funds*	-	-	-	88,299,779
Unit Trust	19,453,544	-	-	19,453,544
Special Purpose Acquisition Companies**	17,625,884	-	10,774,591	28,400,475
Digital Asset Treasury Companies**	-	-	1,004,550	1,004,550
Warrants**	1,377,824	2,679	4,430,766	5,811,269
Rights	122,465	-	-	122,465
Options***	7,272,729	-	-	7,272,729
Money Market Funds	9,206,270	-	-	9,206,270
Total	$175,073,010	$103,189,007	$26,786,905	$393,348,701

Investment in Affiliated Fund, at Fair Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed End Fund	$648,692	$-	$-	$648,692
Total	$648,692	$-	$-	$648,692

Securities Sold Short, at Fair Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$-	$23,903,746	$-	$23,903,746
Sovereign Debt Obligations	-	97,342,386	-	97,342,386
Common Stock	40,056,298	-	-	40,056,298
Closed End Funds	4,491	-	-	4,491
Exchange Traded Funds	48,439,999	-	-	48,439,999
Preferred Stock	183,703	-	-	183,703
Warrants	3,066	-	-	3,066
Total	$88,687,557	$121,246,132	$-	$209,933,689

Derivative Contracts, at Fair Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets
Simple Agreement For Future Equity Contracts	$-	$-	$7,974,062	$7,974,062
Forward Foreign Currency Contracts	-	130,395	-	130,395
Futures Contracts	698,151	-	-	698,151
Centrally Cleared Credit Default Swaps	-	14,556,437	-	14,556,437
Over-the-Counter Credit Default Swaps	-	3,414,881	-	3,414,881
Total Return Swaps	-	1,598,082	-	1,598,082
Total Assets	$698,151	$19,699,795	$7,974,062	$28,372,008

Liabilities
Forward Foreign Currency Contracts	$-	$961,168	$-	$961,168
Futures Contracts	533,717	-	-	533,717
TBA MBS Forward Contracts	-	20,735	-	20,735
Centrally Cleared Credit Default Swaps	-	12,912,391	-	12,912,391
Over-the-Counter Credit Default Swaps	-	1,520,799	-	1,520,799
Total Return Swaps	-	1,913,557	-	1,913,557
Total Liabilities	$533,717	$17,328,650	$-	$17,862,367

*	The Fund held Level 3 investments that are priced at $0.
**	In accordance with ASC 820-10, investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities.
***	All options held by the Fund are exchange traded listed options.

Semi-Annual Report | January 31, 2026	31